{letterhead}


                                           July 31, 1998

VIA EDGAR TRANMISSION

Securities and
Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20540

     Re:  Nicholas Equity Income Fund, Inc. (the "Fund")
          SEC File No. 33-69804
          Post-Effective Amendment No. 5
          Registration Statement on Form N-1A

Gentlemen:

      In connection with the amendment by the Fund of its registration statement on Form N-1A under Section 8 of the Investment Company Act of 1940, as amended, and pursuant to the provisions of Rule 472 and Rule 485 under the Securities Act of 1933, as amended, and pursuant to Regulation S-T relating to electronic filings, we enclose for filing a copy of Post-Effective Amendment No. 5 to the Registration Statement, including exhibits relating thereto, marked to show changes effected by the Amendment.

    This Amendment shall be effective on the date of filing, in accordance with Rule 485(b). As legal counsel to the Fund, we have prepared the Amendment, and we hereby represent pursuant to Rule 485(b)(4) that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

                                   Very truly yours,

                               MICHAEL BEST & FRIEDRICH




                                   Kate M. Fleming
KMF/ljg
Enclosure
As  filed with the Securities and Exchange Commission on July 31, 1998

                                        Registration No. 33-69804
                                                         811-8062

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                 Post-Effective Amendment No. 5

                              and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                 Post-Effective Amendment No. 5

               NICHOLAS EQUITY INCOME FUND, INC.
       (Exact Name of Registrant as Specified in Charter)

       700 North Water Street, Milwaukee, Wisconsin 53202
     (Address of Principal Executive Offices and Zip Code)

                        (414) 272-6133
      (Registrant's Telephone Number, including Area Code)

                 ALBERT O. NICHOLAS, PRESIDENT
               NICHOLAS EQUITY INCOME FUND, INC.
                     700 NORTH WATER STREET
                   MILWAUKEE, WISCONSIN 53202
            (Name and Address of Agent for Service)

                            Copy to:
                        Kate M. Fleming
                  Michael Best & Friedrich LLP
                   100 East Wisconsin Avenue
                   Milwaukee, Wisconsin 53202

It is proposed that the filing will become effective:

            X       immediately upon filing pursuant to paragraph (b)
                    on ______________   pursuant to paragraph (b)
                    60 days after filing pursuant to paragraph (a)(1)
                    on ___________ pursuant to paragraph (a)(1)
                    75 days after filing pursuant to paragraph (a)(2) on ________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
x This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     Title of Securities Being Registered: Common Stock, $0.01 par value per share

      Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of its Common Stock. On June 30, 1998, the Registrant filed the necessary Rule 24f-2 Notice and filing fee with the Commission for its fiscal year ended March 31, 1998.




               NICHOLAS EQUITY INCOME FUND, INC.
                     CROSS-REFERENCE SHEET
                  (As required by Rule 481(a))


Part A.  Information Required in Prospectus     Heading
-------  ----------------------------------     ------
Item 1.    Cover Page............     Cover Page
Item 2.    Synopsis..............     Performance Data
Item 3.    Condensed Financial
           Information...........        Fund      Fees      and
                                      Expenses;        Financial
                                      Highlights
Item 4.    General Description of
           Registrant............     Introduction;   Investment
                                      Objectives  and  Policies;
                                      Investment Restrictions
Item 5.    Management of the Fund     Investment Adviser
Item 5A.   Management's Discussion
           of Fund Performance....    Management's    Discussion
                                      of Fund Performance.
Item 6.    Capital Stock and Other
           Securities.............    transfer     of    Capital
                                      Stock;    Dividends    and
                                      Federal     Tax    Status;
                                      Capital Structure;  Annual
                                      Meeting;       Shareholder
                                      Reports
Item 7.    Purchase of Securities
           Being Offered..........    Purchase   and  Redemption
                                      of      Capital     Stock;
                                      Exchange  Between   Funds;
                                      Transfer    of     Capital
                                      Stock;  Determination   of
                                      Net  Asset Value; Dividend
                                      Reinvestment         Plan;
                                      Individual      Retirement
                                      Accounts;       Systematic
                                      Withdrawal   Plan;   Self-
                                      Employed            Master
                                      Retirement Plan
Item 8.    Redemption or Repurchase   Purchase    of     Capital
                                      Stock;    Redemption    of
                                      Capital Stock
Item 9.    Pending Legal Proceedings  Introduction

Part B.    Information Required in    Statement of Additional Information
Item 10.   Cover Page.............    Cover Page
Item 11.   Table of Contents......    Table of Contents
Item 12.   General Information and
           History................    Introduction
Item 13.   Investment Objectives and
           Policies...............    Investment Objectives  and
                                      Policies;       Investment
                                      Restrictions
Item 14.   Management of the
           Fund...................    Investment        Adviser;
                                      Management   -  Directors,
                                      Executive   Officers   and
                                      Portfolio Managers of  the
                                      Fund
Item 15.   Control Persons and
           Principal Holders of
           Securities.............    Principal Shareholders
Item 16.   Investment Advisory and
           Other Services.........    Investment        Adviser;
                                      Custodian   and   Transfer
                                      Agent;         Independent
                                      Accountants   and    Legal
                                      Counsel
Item 17.   Brokerage Allocation
           and Other Practices....    Brokerage

Item 18.   Capital Stock and Other
           Securities.............    Transfer    of     Capital
                                      Stock;    Dividends    and
                                      Federal     Tax    Status;
                                      Capital         Structure;
                                      Shareholder       Reports;
                                      Annual Meeting

Item 19.   Purchase, Redemption and
           Pricing of Securities
           Being Offered..........    Purchase    of     Capital
                                      Stock;    Redemption    of
                                      Capital   Stock;  Exchange
                                      Between   Funds;  Transfer
                                      of      Capital     Stock;
                                      Determination    of    Net
                                      Asset    Value;   Dividend
                                      Reinvestment         Plan;
                                      Systematic      Withdrawal
                                      Plan;           Individual
                                      Retirement       Accounts;
                                      Master Retirement Plan
Item 20.   Tax Status.............    Dividends and Federal  Tax
                                      Status
Item 21.   Underwriters...........    N/A
Item 22.   Calculations of
           Performance Data.......    Performance Data
Item 23.   Financial Statements       Financial Information

Part C.    Other Information

Item 24.   Financial Statements and
           Exhibits...............        Part C
Item 25.   Persons  Controlled   By   or
           Under  Common   Control
           with  Registrant.......        Part C
Item 26.   Number of Holders of
           Securities.............        Part C
Item 27.   Indemnification........        Part C
Item 28.   Business and Other  Connections
           of Investment Adviser..        Part C
Item 29.   Principal Underwriters         Part C
Item 30.   Location of Accounts and
           Records................        Part C
Item 31.   Management Services....        Part C
Item 32.   Undertakings...........        Part C








               Nicholas Equity Income Fund, Inc.




                           Form N-1A







                      PART A:  PROSPECTUS
               NICHOLAS EQUITY INCOME FUND, INC.

                           PROSPECTUS




               700 North Water Street, Suite 1010
                  Milwaukee, Wisconsin  53202
                          414-272-6133
                          800-227-5987




      Nicholas Equity Income Fund, Inc. (the "Fund") is an open-end management investment company whose primary investment objective is to produce reasonable income for the investor. Moderate long-term growth is a secondary consideration. To achieve its primary investment objective, the Fund generally will have at least 65% of its total assets invested in income-producing equity securities. See "Investment Objectives and Policies" for a further description of the Fund's primary and secondary investment objectives.



                 NO-LOAD FUND - NO SALES CHARGE

                       Investment Adviser
                     NICHOLAS COMPANY, INC.


              Minimum Initial Investment - $2,000



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
       BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS
      THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
         OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                CONTRARY IS A CRIMINAL OFFENSE.



      This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in the form of a Statement of Additional Information, dated July 31, 1998. Upon request to the Fund at the address and telephone number set forth above, the Fund will provide copies of the Statement of Additional Information without charge to each person to whom a Prospectus is delivered.



                         July 31, 1998


INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE  REFERENCE
                       TABLE OF CONTENTS


                                                             Page

INTRODUCTION..........................................          1
   FUND FEES AND EXPENSES    .........................          1
FINANCIAL HIGHLIGHTS..................................          3
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE...........          4
PERFORMANCE DATA......................................          5
INVESTMENT OBJECTIVES AND POLICIES....................          6
INVESTMENT RESTRICTIONS...............................          9
INVESTMENT ADVISER....................................         10
PURCHASE OF CAPITAL STOCK.............................         11
REDEMPTION OF CAPITAL STOCK...........................         13
EXCHANGE BETWEEN FUNDS................................         15
TRANSFER OF CAPITAL STOCK.............................         16
DETERMINATION OF NET ASSET VALUE......................         16
DIVIDENDS AND FEDERAL TAX STATUS......................         17
DIVIDEND REINVESTMENT PLAN............................         17
SYSTEMATIC WITHDRAWAL PLAN............................         18
INDIVIDUAL RETIREMENT ACCOUNTS........................         18
MASTER RETIREMENT PLAN................................         18
CAPITAL STRUCTURE.....................................         18
ANNUAL MEETING........................................         19
SHAREHOLDER REPORTS...................................         19

YEAR 2000

CUSTODIAN AND TRANSFER AGENT..........................         19
INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL.............         19

      No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated July 31, 1998, and, if given or made, such information or representations may not be relied upon as having been authorized by Nicholas Equity Income Fund, Inc.

      This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Prospectus at any time shall not imply that there has been no change in the affairs of Nicholas Equity Income Fund, Inc. since the date hereof.

                          INTRODUCTION

       Nicholas Equity Income Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on September 1, 1993. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. As an open-end investment company, it obtains its assets by continuously selling shares of its common stock, $.0001 par value per share, to the public. Proceeds from such sales are invested by the Fund in securities of other companies. The resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries. The Fund also furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at the net asset value next determined following receipt of the redemption request. The investment adviser to the Fund is Nicholas Company, Inc. (the "Adviser").

     The Fund's primary objective is to produce reasonable income for the investor. Moderate long-term growth is a secondary goal. The Fund seeks an income yield that exceeds the composite dividend yield on the securities included in the Standard & Poor's 500R Composite Stock Price Index ("S&P 500 Index"). The Fund generally will have at least 65% of its total assets invested in income-producing equity securities to achieve these objectives. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and convertible securities. The Fund generally will focus on dividend-paying stocks. The Fund is designed for investors who seek higher current income and less volatility than the typical growth or capital appreciation equity fund.

                       FUND FEES AND EXPENSES

Shareholder Transaction Expenses
  Maximum Sales Load Imposed on Purchases........................    None
  Maximum Sales Load Imposed on Reinvested Dividends.............    None
  Maximum deferred Sales Load ...................................    None
  Redemption Fees ...............................................    None
  Exchange Fee(2)................................................    None

Annual Fund Operating Expenses(3) (as a percentage of average net assets)
  Management Fees (net of reimbursement)(4)......................   0.52%
  12b-1 Fees.....................................................    None
  Other Expenses.................................................   0.38%
  Total Fund Operating Expenses (net of reimbursement)(4)........   0.90%



(1)  A fee of $12.00 is charged for each wire redemption.

(2)  A fee of $5.00 is charged for each telephone exchange.

(3) Annual Fund Operating Expense percentages are based on expenses incurred for the fiscal year ended March 31, 1998.

(4) Management Fees and Total Fund Operating Expenses reflect the Adviser's reimbursement for expenses during the fiscal year ended March 31, 1998, as described below. Absent reimbursement of expenses, Management Fees and Total Fund Operating Expenses would have been 0.70% and 1.08%, respectively.

     From time to time, the Adviser may decide to absorb all or a portion of the Fund's operating expenses, including the investment advisory fee, in excess of a certain percentage of the average net assets of the Fund on an annual basis. As a result, the Fund's total return, yield and distribution rate will be higher than if the fees and expenses had been paid by the Fund.

     Commencing on February 12, 1996, the Adviser began to absorb all Fund operating expenses, including the investment advisory fee, in excess of 0.90% of the average net assets of the Fund on an annual basis, until further notice. As a result, the Fund's total return, yield and distribution rate will be higher than if the fees and expenses had been paid by the Fund. From time to time and in its sole discretion, the Adviser may: (i) further reduce or waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio; or (ii) decrease the amount of absorption of, or eliminate its absorption of, the Fund's operating expenses in excess of 0.90% of the average net assets of the Fund on an annual basis.

			     EXAMPLE

				One Year  Three Years  Five Years  Ten Years
				--------  -----------  ----------  ---------
A   shareholder  would  pay  the
following   expenses on a $1,000
investment,  assuming:  (1)   5%
annual return and (2) redemption
at  the  end  of  each period...    $9        $29          $50        $111


           This Example is based upon total operating expenses of the Fund, net of reimbursement, as shown in the expense table. This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.


      The purpose of the table is to assist the prospective investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. For a description of "Management Fees" and "Other Expenses," see "Investment Adviser."

                      FINANCIAL HIGHLIGHTS
        (For a share outstanding throughout each period)

      The following Financial Highlights of the Fund for the four fiscal years ended March 31, 1998 and for the period from November 23, 1993 (date of initial public offering) through March 31, 1994, have been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Fund's Annual Report for the fiscal year ended March 31, 1998. The Financial Highlights should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information and which may be obtained without charge by writing or calling the Fund.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the year)
---------------------------------------------------------------------

                                       Year Ended March 31,
                                       --------------------
                              1998      1997      1996      1995      1994 (1)
                              ----      ----      ----      ----      ----
NET ASSET VALUE,
   BEGINNING OF YEAR         $12.27    $12.35    $10.56    $10.04   $10.00
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income         .47       .48       .36       .30      .06
  Net gains (losses) on
   securities (realized
   and unrealized)             2.77       .44      1.77       .50     (.01)
                              -----     -----      -----    -----     -----
    Total from investment
     operations                3.24       .92      2.13       .80       .05
                              -----     -----     -----      -----    -----

  LESS DISTRIBUTIONS:
  Dividends (from net
   investment income)          (.50)     (.45)     (.34)     (.28)     (.01)
  Distributions (from
   capital gains)              (.66)     (.55)      --         --       --
                               -----     -----     -----      -----     ----

    Total distributions       (1.16)    (1.00)    (.34)      (.28)     (.01)
                             -----      ------   ------     ------    -----

NET ASSET VALUE, END OF
   YEAR                      $14.35    $12.27   $12.35     $10.56    $10.04
                              -----     -----    ------     ------    -----
                              -----     -----    ------     ------    -----

TOTAL RETURN                  27.83%     7.83%    20.61%      8.13%      .53% (2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions)                   $29.0     $20.8    $15.8      $11.8      $5.8
Ratio of expenses to
  average net assets          0.90%(4) 0.90%(4) 1.38% (4)  1.73%      1.70% (3)
Ratio of net investment
  income to average net
  assets                      3.61%(4) 4.12%(4) 3.26% (4)  3.32%      2.53% (3)
Portfolio turnover rate       36.83%   23.05%   68.85%     10.98%         0%
Average commission rate
  paid by the Fund on
  portfolio investment
  transactions (5)           $0.0473  $0.0467  $0.0472     N/A          N/A

(1) For the period from November 23, 1993 (date of initial public offering) through March 31, 1994.

(2) Not annualized.

(3) Net  of  reimbursements by the Adviser.   Absent  reimbursement  of
    expenses, the ratio of expenses to average net assets would have  been
    1.08%, 1.18% and 1.40% for the fiscal years ended March 31, 1998, 1997 and  1996, respectively.  Also, the ratio of net investment income  to average  net  assets would have been 3.43%, 3.84% and  3.24%  for  the fiscal years ended March 31, 1998, 1997 and 1996, respectively.

(4) Annualized.

(5) Disclosure of this rate is required by the Securities and  Exchange
    Commission  on  a  prospective basis beginning with  the  Fund's  1996 fiscal year end.

          MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The  Fund's  primary  investment objective  is  to  produce reasonable income for the investor.  Moderate long-term growth is a secondary goal. The Fund seeks an income yield that exceeds the composite  dividend yield on the securities included in  the  S&P
500  Index.  The term "reasonable income" refers to the Adviser's judgment that reasonable income would be an income yield  greater than  the composite dividend yield on the securities included  in the S&P 500 Index.  As of March 31, 1998, the Fund's income yield
(i.e.,  the  30-day  SEC  yield)  was  2.59%,  the  Fund's   cash
distribution rate was 3.49%, and the composite dividend yield  on the  securities  included in the S&P 500 Index was  approximately
1.70%.   The Fund's total return for the fiscal year ended  March
31, 1998 was 27.83%, while the total return for the S&P 500 Index
was   47.96%  and  the  total  return  for  the  Lehman  Brothers
Intermediate  Corporate  Bond Index was  10.64%.   Commencing  on
February 12, 1996, the Adviser began to absorb expenses in excess of 0.90% of total net assets, until further notice.  As a result, the  Fund's total return, yield and distribution rate during  the fiscal  year  ended March 31, 1998, was higher than if  the  Fund paid  for  all expenses and fees.  If the Fund had paid  for  all
expenses   and   fees,  the  Fund's  total  return,   yield   and
distribution rate would have been 27.65% (compared to the  actual
27.83%),  2.41%  (compared  to  the  actual  2.59%),  and   3.31%
(compared to the actual 3.49%), respectively.

      As  of  March 31, 1998, the Fund was invested approximately
70.28%  in common stocks, 3.60% in a non-convertible bond, 19.34%
in  convertible bonds and 6.60% in short-term investments. Of the
Fund's  investments in common stocks, approximately 95%  were  in income-producing equity securities, while the remainder  were  in
securities   of  companies  which  the  Adviser  believes   offer
possibilities  for increase in value and/or have favorable  long-
term prospects.  The equity investments made by the Fund tend  to have  higher  cash  dividend returns than the equity  investments made  by the growth mutual funds for which the Adviser serves  as
investment  adviser.   Management believes this  strategy  should
reduce  the  overall volatility of the Fund and  more  adequately protect the Fund's capital as compared to the other growth mutual funds for which the Adviser serves as investment adviser.  During the  fiscal  year ended March 31, 1998, the Adviser  shifted  the
Fund's  portfolio to a greater percentage invested  in  dividend-
paying  common  stocks,  and  a  lesser  percentage  invested  in convertible equity and debt securities and non-convertible bonds.

     Set forth below is a comparison of the initial account value and  subsequent account value at the end of each of the completed fiscal  quarters  and  years  of the  Fund,  assuming  a  $10,000 investment  in  the Fund at the beginning of the period,  to  the same  investment over the same periods in the S&P 500  Index  and the Lehman Brothers Intermediate Corporate Bond Index.

      (The performance graph plot points are as follows:)

								Lehman
	      Nicholas                                       Intermediate
           Equity Income        %        S&P 500       %    Corporate Bonds    %
	       Value         returns      Value     returns      Value      returns
	       -----         -------      -----     -------  ------------   -------

11/30/93       10,000.00                 10,000.00            10,000.00
12/31/93       9,930.00     -0.07        10,120.75   1.21     10,062.00      0.62
03/31/94       10,052.96     0.60         9,736.90  -3.79      9,787.31     -2.73
06/30/94       10,108.25     0.55         9,777.89   0.42      9,710.97     -0.78
09/30/94       10,540.88     4.28        10,255.95   4.89      9,810.99      1.03
12/31/94       10,407.01    -1.27        10,254.34  -0.02      9,794.31     -0.17
03/31/95       10,870.13     4.45        11,252.75   9.74     10,316.35      5.33
06/30/95       10,969.04     0.91        12,326.98   9.55     10,963.18      6.27
09/30/95       11,773.07     7.33        13,306.74   7.95     11,187.93      2.05
12/31/95       12,196.90     3.60        14,108.55   6.03     11,654.46      4.17
03/31/96       13,109.23     7.48        14,865.99   5.37     11,492.47     -1.39
06/30/96       13,204.93     0.73        15,533.25   4.49     11,547.63      0.48
09/30/96       13,367.35     1.23        16,013.52   3.09     11,772.81      1.95
12/31/96       14,134.64     5.74        17,348.28   8.34     12,116.58      2.92
03/31/97       14,134.64     0.00        17,813.47   2.68     12,066.90     -0.41
06/30/97       15,085.90     6.73        20,923.48  17.46     12,485.62      3.47
09/30/97       16,325.96     8.22        22,490.79   7.49     12,881.41      3.17
12/31/97       16,872.88     3.35        23,136.74   2.87     13,128.74      1.92
03/31/98       18,069.17     7.09        26,364.21  13.95     13,349.30      1.68

     The Fund's average annual total returns for the one year and life periods ended on the last day of the most recent fiscal year are as follows:
                                          Time Period From Inception
                           One Year Ended    (November 23, 1993)
                           March 31, 1998     to March 31, 1998
                           --------------  -------------------------
Average Annual Total Return       27.83%             14.57%

      Total  returns are historical and include change  in  share
price   and   reinvestment   of   dividend   and   capital   gain
distributions.   Past  performance is not  predictive  of  future
performance.   Principal value and return will  fluctuate  so  an
investment,  when  redeemed,  may be  worth  more  or  less  than original cost.


                        PERFORMANCE DATA

      The  Fund may from time to time include its "total return,"
"average annual total return," "yield" and "distribution rate" in
advertisements  or  in  information  furnished  to   present   or
prospective  shareholders.  The "total return"  of  the  Fund  is expressed as a ratio of the increase (or decrease) in value of  a hypothetical  investment in the Fund at the end  of  a  measuring period  to  the  amount initially invested.  The "average  annual total  return" is the total return discounted for the  number  of
represented  time periods and is expressed as a percentage.   The
rate   represents  the  annual  rate  achieved  on  the   initial
investment to arrive at the ending redeemable value.  The  ending value assumes reinvestment of dividends and capital gains and the reduction of account charges, if any.  This computation does  not reflect  any sales load or other nonrecurring charges, since  the
Fund is not subject to such charges.

      The  " 30-day yield"  of the Fund is calculated by dividing the  Fund's  net investment income per share, as defined  by  the
Securities and Exchange Commission, for the 30-day period by  the net  asset value per share on the last day of the stated  period.
Net investment income represents dividends and interest generated by  the  Fund's portfolio securities reduced by all expenses  and any  other  charges  that have been applied  to  all  shareholder
accounts.   The  calculation assumes the  30-day  net  investment
income  is compounded monthly for six months and then annualized.
The  Fund's  distribution rate is calculated by using  annualized net investment income distributions and dividing by the net asset value  per  share on the last day of the period.  Generally,  the
distribution   rate  reflects  the  amounts  actually   paid   to
shareholders  at  a point in time and is based  on  book  income, whereas the yield reflects the earning power, net of expenses, of the Fund's portfolio securities at a point in time.

      The Fund's yield may be more or less than the amount actually distributed to shareholders. Methods used to calculate advertised yields and total returns are standardized for all bond and stock mutual funds by the Securities and Exchange Commission.

      All  performance measurements will vary from time  to  time depending  upon market conditions, the composition of the  Fund's portfolio,  operating  expenses, and the distribution  policy  as determined  by the Board of Directors.  These factors  should  be
considered   when   evaluating  the  Fund's   performance.    For
additional  information  regarding  the  calculation   of   these
performance data, see the Statement of Additional Information.

      In  sales  materials, reports and other  communications  to shareholders,  the  Fund may compare its performance  to  certain indices, including the Dow Jones Industrial Average, the Standard
&  Poor's  500R  Index  Composites, the National  Association  of
Securities  Dealers Automated Quotation System, the Russell  2000
Index  and  the United States Department of Labor Consumer  Price
Index.   The  Fund  also  may include  evaluations  of  the  Fund
published  by  nationally recognized financial  publications  and
ranking  services,  such  as  Forbes,  Money,  Financial   World,
Barron's,  Lipper  Analytical Services  Mutual  Fund  Performance
Analysis,  Morningstar, Inc., CDA Investment  Technologies,  Inc.
and Value Line, Inc.

               INVESTMENT OBJECTIVES AND POLICIES

      The  Fund has adopted primary investment objectives,  which
are   fundamental  policies  and  may  not  be  changed   without
shareholder  approval.   The  Fund  also  has  adopted  secondary
investment  objectives and certain other policies which  are  not fundamental and may be changed by the Board of Directors  without shareholder approval.  However, any such change will be made only upon advance notice to shareholders.  Such changes may result  in the  Fund having secondary investment and other policy objectives different  from  the  objectives which a  shareholder  considered appropriate at the time of investment in the Fund.

      The  Fund's  primary  investment objective  is  to  produce reasonable income for the investor, and the Fund seeks an  income yield that exceeds the composite dividend yield on the securities included  in  the  S&P  500 Index.  The term "reasonable  income"
refers to the Adviser's judgment that reasonable income would  be an  income yield greater than the composite dividend yield on the securities  included in the S&P 500 Index.  The Fund's  secondary
investment  objective  is moderate long-term  growth.   The  term
"moderate long-term growth" refers to the Adviser's judgment that moderate long-term growth would be approximately three-fourths of the  average total return achieved over a five-year period on the
S&P  500  Index.   The  Fund will not be managed  as  a  balanced
portfolio  and  is  not required to maintain  a  portion  of  its investments  in each of the Fund's permitted investments  at  all
times.   The asset allocation mix for the Fund will be determined
by  the  Adviser at any given time in light of its assessment  of
current economic conditions and investment opportunities.   There
is  no assurance the Fund will achieve its investment objectives, nor  is  there  any  assurance the Fund will  achieve  reasonable income or moderate long-term growth, as such terms are defined by the Adviser.

      During  normal  market conditions, the Fund generally  will have  at  least  65%  of  its total assets  invested  in  income-
producing  equity securities with expected dividend  yields  that
are  higher  than  the yield of the S&P 500  Index.   The  equity
securities  in  which the Fund may invest include common  stocks, preferred stocks and convertible securities.  Most of the  equity securities  purchased  by the Fund will  have  a  dividend-paying history  or  will pay a current dividend, while the remainder  of the equity securities will be securities of companies which offer possibilities  for increase in value and/or have favorable  long-
term  prospects.   To the extent the Fund invests  in  small  and
medium-sized  companies,  such companies  often  have  a  limited market  for  their  securities, limited financial  resources  and usually  are more affected by changes in the economy in  general, and  the  market price of their securities often fluctuates  more than  securities of larger companies.  However,  such  small  and medium-sized  companies  also may have  the  potential  for  more rapid,  and greater, long-term growth because of newer  and  more
innovative  products.   If  the Fund  holds  a  stock  that  pays
dividends at a rate which is below the yield of the S&P 500 Index at  the time of purchase, the Adviser will attempt to offset this lower  rate through other holdings that pay dividends or interest at  rates deemed to be sufficient so that the Fund's current  net income exceeds the yield of the S&P 500 Index.  The Fund also may invest in preferred stock and convertible securities, but only to the  extent that such securities also provide a current  interest or dividend payment stream on the date of purchase.  The Fund may invest  in preferred stock and convertible securities  which  are not  rated in one of the top four rating categories by any of the nationally recognized statistical rating organizations ("NRSROs")
as   defined   in  Section  270.2a-7  of  the  Code  of   Federal
Regulations, or are unrated instruments but deemed by the Adviser to  be comparable in quality to instruments so rated on the  date of  purchase; provided, however, that the Fund shall  not  invest more  than  35% of its total assets (at the time of purchase)  in preferred stocks, convertible securities or debt securities which are not rated in one of the top four rating categories by any  of the  NRSROs, or are unrated securities but deemed by the  Adviser to be comparable in quality to securities so rated on the date of purchase, and provided further that the Fund may invest  only  in securities rated at least B (or its equivalent) by any NRSRO  (or unrated but comparable in quality) at the time of purchase.  (See the  Statement of Additional Information for a description of the ratings  used  by  Standard  &  Poor's  Corporation  and  Moody's
Investor Services, Inc.)  A convertible security typically  is  a fixed  income security, such as a bond or preferred stock,  which may  be converted at a stated price within a specified period  of time  into  a specified number of shares of common stock  of  the same  or different issuer.  While providing a fixed income stream
(generally  higher  in  yield than the income  derivable  from  a common  stock  but lower than that afforded by a  non-convertible debt  security), a convertible security also affords an  investor the  opportunity, through its conversion feature, to  participate in  the capital appreciation of the common stock into which it is
convertible.   In  general, the market  value  of  a  convertible
security  is the higher of its investment value (i.e., its  value as  a  fixed income security) or its conversion value (i.e.,  the value of the underlying shares of common stock if the security is
converted).   Convertible securities frequently have  speculative
characteristics.

      The  remainder  of  the  Fund's assets  generally  will  be invested  in  corporate and governmental fixed income securities.
The  Fund  may invest in debt securities, including notes,  bonds and  debentures, which are not investment grade  quality  on  the date  of purchase (as rated by any of the NRSROs) or  are unrated obligations but deemed by the Adviser to be comparable in quality to  instruments  so  rated  on the date  of  purchase;  provided, however,  that  the Fund shall not invest more than  35%  of  its total  assets  (at  the  time of purchase) in  preferred  stocks, convertible securities or debt securities which are not rated  in one  of  the top four rating categories by any of the NRSROs,  or are unrated securities but deemed by the Adviser to be comparable in  quality  to securities so rated on the date of purchase,  and provided  further  that the Fund may invest  only  in  securities rated at least B (or its equivalent) by any NRSRO (or unrated but
comparable  in  quality) at the time of purchase.     "Investment
grade" refers to fixed income securities ranked in one of the top four  categories  as  rated  by Standard  &  Poor's  Corporation,
Moody's Investor Services, Inc., or any other NRSRO.  Obligations rated  in  the  lowest  of  the top four  rating  categories  are
considered  to  have  speculative  characteristics.    (See   the
Statement  of  Additional Information for a  description  of  the ratings  used  by  Standard  &  Poor's  Corporation  and  Moody's
Investor  Services, Inc.)  Governmental fixed  income  securities include obligations supported by the full faith and credit of the
United  States,  such  as  U.S.  Treasury  obligations  and   the
obligations  of  certain  instrumentalities  and  agencies,   and
mortgage-backed  and related securities issued or  guaranteed  by the United States Government, its agencies  or instrumentalities, or  issued  or  guaranteed  by  private  issuers  and  guarantors equivalent  to  the quality standards of corporate  fixed  income
securities.   The net asset value of the fixed income  securities
held  by  the  Fund  will  be affected primarily  by  changes  in interest rates, average maturities and the investment and  credit quality of the fixed income securities.

      Non-investment grade securities tend to reflect  individual corporate  developments  to a greater extent,  tend  to  be  more sensitive  to  economic  conditions and tend  to  have  a  weaker capacity  to  pay interest and repay principal than higher  rated securities.  Because the market for lower rated securities may be thinner  and less active than for higher rated securities,  there may  be  market price volatility for these securities and limited liquidity in the resale market.  Factors adversely impacting  the market value of high yielding, high risk securities may adversely impact  the  Fund's  net asset value.  The Fund  also  may  incur additional expenses to the extent it is required to seek recovery upon  a  default in the payment of principal or interest  on  its
portfolio  holding.   In addition to relying,  in  part,  on  the
ratings assigned to the debt securities, the Fund also will  rely on  the Adviser's judgment, analysis and experience in evaluating the  creditworthiness  of the issuer.  In  this  evaluation,  the
Adviser will consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating  history,  the quality of the issuer's  management  and
regulatory  matters.   The achievement of the  Fund's  investment
objectives  may  be  more dependent on the Adviser's  own  credit analysis than is the case for higher rated securities.

     Since some issuers do not seek ratings for their securities, unrated securities will be considered for investment by the Fund, but only when the Adviser believes the financial condition of the issuers of such securities and/or protection afforded by the terms of the securities limit the risk to the Fund to a degree comparable to that of rated securities in which the Fund may invest. Although unrated securities are not necessarily of lower quality than rated securities, the market for them may not be as liquid and thus they may carry greater market risk and higher yield than rated securities. These factors may have the effect of limiting the availability of securities for purchase by the Fund and also may limit the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or in response to changes in the economy or in the financial markets.

     An investment in the Fund may be considered more speculative than an investment in shares of a fund which invests primarily in
higher  rated  securities.   All  investments  will  be  made  in
conformance with the Fund's primary investment objective which is to  seek  to  obtain  reasonable income  and  moderate  long-term
growth.   While  the risk of investing in lower rated  securities
with  speculative  characteristics is greater than  the  risk  of investing  in higher rated securities, the Fund will  attempt  to minimize this risk through diversification of its investments and by  analysis  of  each  issuer and its  ability  to  make  timely payments  of income and principal.  The Fund may invest  only  in securities rated at least B (or its equivalent) by any NRSRO  (or unrated  but  comparable in quality) at  the  time  of  purchase;
however, subsequent to purchase, the ratings of the securities so purchased may fall below B (or its equivalent) and the Fund  will not  be  precluded  from retaining such a security  whose  credit quality  is so downgraded.  As of March 31, 1998, 22.94%  of  the
Fund's  total  net  assets were invested  in  rated  and  unrated convertible and non-convertible corporate debt securities  ("Debt
Securities").   As  of  March 31, 1998, as rated  by  Standard  &
Poor's  Corporation, of the Fund's total net assets, 12.31%  were invested in Debt Securities rated A, none  rated BBB, none  rated
BB,  7.35%  rated B, none were rated CCC, CC, C or D,  and  3.28%
were  unrated by Standard & Poor's or Moody's but believed to  be equivalent to a B or better rating.

      The Fund reserves the flexibility to temporarily invest its assets in short-term, investment grade fixed income securities as a  defensive  measure when conditions, such as a decline  in  the stock market, are deemed to warrant such action or for investment of  idle  cash  balances.  These short-term  instruments  include
United States ("U.S.") Government obligations (including Treasury
Bills,  Notes  and  Bonds),  certificates  of  deposit,  bankers'
acceptances,   commercial paper (rated A-1 or A-2 by  Standard  &
Poor's or Prime-1 or Prime-2 by Moody's, or the equivalent by any other  NRSRO,  or  unrated  but  deemed  by  the  Adviser  to  be comparable  in  quality to instruments so rated on  the  date  of
purchase),   short-term  corporate  debt  issues  and  repurchase
agreements.   The  Fund also may invest in securities  which  are
issued  in  private placements pursuant to Section  4(2)  of  the
Securities  Act of 1933, as amended (the "Act").  Such securities are  not registered for purchase and sale by the public under the
Act.  The determination of the liquidity of these securities is a question  of fact for the Board of Directors to determine,  based
upon   the  trading  markets  for  the  specific  security,   the
availability  of  reliable price information and  other  relevant
information.   There may be a risk of little  or  no  market  for
resale associated with such private placement  securities if  the
Fund  does not hold them to maturity.  In addition, to the extent that  qualified  institutional buyers do not purchase  restricted securities  pursuant to Rule 144A, the Fund's investing  in  such securities  may  have  the  effect of  increasing  the  level  of
illiquidity in the Fund's portfolio.     The Fund also is limited
in  its investments in Section 4(2) and Rule 144A debt securities
by   the   investment  restrictions  set  forth  in  1(d)   under
"Investment Restrictions," below.

      The  Fund  has  reserved the right to invest in  repurchase agreements as a temporary defensive measure, but only up  to  20%
of  its  total  net  assets at the time of purchase.   Repurchase
agreements  may be entered into only with a member  bank  of  the
Federal  Reserve  System or a primary dealer in  U.S.  Government securities.  Under such agreements, the selling bank  or  primary dealer  agrees to repurchase such securities from the Fund  at  a specified  time  and  place.  While  the  obligation  is  a  U.S.
Government  security, the obligation of the seller to  repurchase the  security  is not guaranteed by the U.S. Government,  thereby creating  the  risk  that the seller may fail to  repurchase  the
security.   In  the event of a bankruptcy or default  of  certain
sellers of repurchase agreements, the Fund could experience costs and  delays in liquidating the underlying security, which is held as  collateral, and the Fund might incur a loss if the  value  of the collateral held declines during this period.

      The  Fund also may invest in the securities of real  estate
investment   trusts   and  other  real  estate-based   securities
(including   securities  of  companies   whose   assets   consist
substantially of real property and interests therein) listed on a national securities exchange or authorized for quotation  on  the
National  Association of Securities Dealers  Automated  Quotation
System.   Although  the  Fund will not invest  directly  in  real
estate,  it  may  invest  in  real estate-based  securities,  and therefore,  an investment in the Fund may be subject  to  certain risks associated with the direct ownership of real estate.  Risks associated  with  investment in the real estate industry  include declines  in the value of real estate, risks related  to  general and  local  economic conditions, increases in property taxes  and operating expenses, costs associated with environmental problems, changes  in zoning laws, variations in rental income and  changes in  interest  rates.  The value of securities of companies  which service  the  real estate industry also may be affected  by  such
risks.   Investing  in  real  estate investment  trusts  involves
certain  other  risks in addition to those risks associated  with investing  in  the  real estate investment industry  in  general.
Real  estate investment trusts may be affected by changes in  the value  of  the underlying property owned and the quality  of  any credit extended, and are subject to cash flow dependency, default by borrowers and tax exemption disqualification.

      The Fund's objective stresses reasonable income. Although the Adviser will consider the possibility of some capital appreciation in selecting investments for the Fund, an investor should not expect the Fund to reach the growth potential of funds which have growth or capital appreciation as their primary objective.

      Since the Fund generally will invest a significant portion of its assets in equity securities, its per share price may fluctuate more than funds which primarily invest in fixed income securities. Furthermore, there are market risks inherent in any investment and there can be no assurance the objectives of the Fund will be realized, nor can there be any assurance against possible loss in the value of the Fund's portfolio.

      Generally, the Fund does not intend to purchase  securities
for  short-term  trading; however, when  circumstances   warrant,
securities may be sold without regard to the length of time held.
Furthermore,  the  Fund does not intend to engage  in  investment techniques such as leveraging, short-selling, options and futures
transactions  or  lending  portfolio securities.   The  Fund  may
invest  generally up to 10% of its total assets in securities  of other  investment  companies.  Investments in the  securities  of other  investment companies will involve duplication of  advisory fees and certain other expenses.


                    INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy. Limitations set forth below apply on the date of investment by the Fund.

          1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

                    (a) the purchase of a portion of an issue of publicly distributed debt securities;

                     (b)   the  purchase of bank certificates  of
               deposit or commercial paper;

                     (c)  investment in repurchase agreements  in
               an  amount  not  to exceed 20% of  the  total  net
               assets  of  the  Fund;  provided,  however,   that
               repurchase agreements maturing in more than  seven
               days  will  not constitute more than  10%  of  the
               value of the total net assets; and

                     (d)   the  purchase of a portion  of  bonds,
               debentures or other debt securities of types commonly distributed in private placements to financial institutions, such illiquid amount of which shall not exceed 10% of the value of the total net assets of the Fund.

          2.    The  Fund  may  not  issue senior  securities  in
          violation  of the Investment Company Act  of  1940,  as
          amended (the "1940 Act").  The Fund may make borrowings
          but  only for temporary or emergency purposes and  then
          only  in  amounts not in excess of 5% of the  lower  of
          cost  or  market value of the Fund's total net  assets,
          and  the  Fund may make borrowings from banks, provided
          that   immediately   after  any  such   borrowing   all
          borrowings of the Fund do not exceed one-third  of  the
          Fund's net assets.

          3. The Fund will not mortgage, pledge or hypothecate any of its assets except to secure permitted borrowings and then only in an amount up to 15% of the value of the Fund's total net assets taken at cost at the time of such borrowings.

          4.    Investments will not be made for the  purpose  of
          exercising  control or management of any  company.   In
          addition, the Fund will not purchase securities of  any
          issuer if, as a result of such purchase, the Fund would
          hold  more  than 10% of the voting securities  of  such
          issuer.
          5.    The  Fund may not purchase the securities of  any
          one  issuer, except securities issued or guaranteed  by
          the United States or its instrumentalities or agencies,
          if  immediately after and as a result of such  purchase
          the value of the holdings of the Fund in the securities
          of  such  issuer exceeds 5% of the value of the  Fund's
          total assets.

          6.   Not more than 25% of the value of the Fund's total
          net assets will be concentrated in companies of any one
          industry   or   group  of  related  industries.    This
          restriction   does   not  apply  to   U.S.   Government
          securities, which are obligations issued or  guaranteed
          by    the    U.S.    Government,   its   agencies    or
          instrumentalities.

          7. The Fund may not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts and other real estate-based securities (including securities of companies whose assets consist substantially of real property and interests therein) listed on a national securities exchange or authorized for quotation on the National
          Association  of Securities Dealers Automated  Quotation
          System, but not more than 10% in value of the Fund's total assets will be invested in real estate investment trusts nor will more than 25% in value of the Fund's total assets be invested in the real estate industry in the aggregate.

      In addition to the foregoing restrictions, the Fund has adopted other restrictions to comply with the securities laws of various states, including prohibiting the making of short sales of securities. These restrictions may be changed by the Board of Directors of the Fund without shareholder approval.


                       INVESTMENT ADVISER

      Under  an investment advisory agreement dated November  23,
1993,  Nicholas  Company, Inc. (the "Adviser"), 700  North  Water
Street, Suite 1010, Milwaukee, Wisconsin, furnishes the Fund with continuous  investment  service and is  responsible  for  overall management  of the Fund's business affairs subject to supervision by  the Fund's Board of Directors.  Nicholas Company, Inc. is the
investment  adviser to five other mutual funds,  which  like  the
Fund  are  sold  without a sales charge, and to approximately  25
institutions   and   individuals  with   substantial   investment
portfolios.   The  other funds for which Nicholas  Company,  Inc.
acts  as  investment  adviser are Nicholas Fund,  Inc.,  Nicholas
Income  Fund, Inc., Nicholas II, Inc., Nicholas Limited  Edition,
Inc.  and Nicholas Money Market Fund, Inc.  As of March 31, 1998,
the  Adviser  had  approximately $8.5  billion  in  assets  under management.

      The  annual fee paid to the Adviser is paid monthly and  is based  on  the average net asset value of the Fund, as determined by  valuations  made  at the close of each business  day  of  the month.  The annual fee is seven-tenths of one percent (.70 of 1%)
of  the  average net asset value of the Fund, up to and including
$50,000,000,  and six-tenths of one percent (.60 of  1%)  of  the average  net asset value in excess of $50,000,000.  From time  to time,  the Adviser may voluntarily waive all or a portion of  its management  fee  and/or  absorb  certain  Fund  expenses  without further  notification of the commencement or termination of  such
waiver  or  absorption.   Any  such  waiver  or  absorption  will
temporarily  lower the Fund's overall expense ratio and  increase the Fund's overall return to investors.

       Under  the  Investment  Advisory  Agreement,  the  Adviser
furnishes   the  Fund  with  office  space,  office   facilities,
executive  officers  and  executive  expenses  (such  as   health
insurance premiums for executive officers), any or all  of  which are  subject  to  reimbursement by  the  Fund  at  the  Adviser's request.  The Adviser bears all sales and promotional expenses of the  Fund  other  than expenses incurred in complying  with  laws regulating the issuance or sale of securities.  The Fund pays all of  its operating expenses.  Included as "operating expenses" are fees  of  directors who are not interested persons of the Adviser or  officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, legal fees and expenses, printing, fees  and expenses  of  any  custodian or trustee having  custody  of  Fund assets,  postage,  charges and expenses  of  dividend  disbursing agents, registrars and stock transfer agents, including the  cost of  keeping  all necessary shareholder records and  accounts  and handling  any problems related thereto, and certain  other  costs and costs related to the aforementioned items.

     The Adviser also has undertaken to reimburse the Fund to the extent  that  the aggregate annual operating expenses,  including the  investment  advisory  fee  but  excluding  interest,  taxes, brokerage  commissions,  litigation and  extraordinary  expenses, exceed  the  lowest  (i.e., most restrictive) percentage  of  the
Fund's  average net assets established by the laws of the  states in which the Fund's shares are registered for sale, as determined by  valuations made as of the close of each business day  of  the
year.   The  Adviser shall reimburse the Fund at the end  of  any
fiscal  year  in  which the aggregate annual  operating  expenses exceed such restrictive percentage.

      Albert  O.  Nicholas, President, Portfolio  Manager  and  a
Director of the Fund, also is Chairman and a Director of the Adviser, and is a controlling person of the Adviser through his ownership of 91% of the outstanding voting securities of the Adviser. He has been Portfolio Manager (or Co-Portfolio Manager, in the case of Nicholas Fund, Inc. since November 1996) for, and primarily responsible for the day-to-day management of, the portfolios of the Fund, Nicholas Fund, Inc. and Nicholas Income
Fund, Inc. since the Nicholas Company, Inc. has served as investment adviser for such funds. He also was Portfolio Manager for Nicholas II, Inc. and Nicholas Limited Edition, Inc. from the date of each such fund's inception until March 1993. He is a Chartered Financial Analyst. As of June 30, 1998, Mr. Nicholas may be deemed to beneficially own 27.10% of the issued and outstanding shares of Common Stock of the Fund, and therefore may be deemed to "control" the Fund, as such term is defined in the 1940 Act.

     Mr. David O. Nicholas, Senior Vice President of the Fund and
President of the Adviser, assists in the management of the  Fund.
He has been employed by the Adviser since December 1985, and is a Chartered Financial Analyst. He has been Portfolio Manager for, and primarily responsible for the day-to-day management of, the portfolios of Nicholas II, Inc. and Nicholas Limited Edition,
Inc. since March 1993, and has been Co-Portfolio Manager of Nicholas Fund, Inc. since November 1996.


                   PURCHASE OF CAPITAL STOCK

      Applications  for  the  purchase  of  shares  are  made  to
Nicholas  Equity  Income Fund, Inc., c/o Firstar  Trust  Company,
P.O.  Box  2944, Milwaukee, Wisconsin 53201-2944.  The  Fund  has
available an Automatic Investment Plan for shareholders.   Anyone
interested should contact the Fund for additional information.

      The  price  per  share  will be the net  asset  value  next computed  after  the time the application is received  in  proper order  and accepted by the Fund or by an authorized agent of  the
Fund.   The determination of the net asset value for a particular
day  is applicable to all applications for the purchase of shares received at or before the close of trading on the New York  Stock
Exchange  (the  "Exchange") on that day (usually 4:00  p.m.,  New
York  time).  Accordingly, purchase orders received on a day  the
Exchange  is open for trading, prior to the close of  trading  on that  day, will be valued as of the close of trading on that day.
Applications for purchase of shares received after the  close  of trading  on the Exchange will be based on the net asset value  as determined  as  of  the close of trading  on  the  next  day  the
Exchange is open.

      The Fund does not consider the U.S. Postal Service or other independent  delivery  services  to  be  its  agents;  therefore, deposit  in the mail or with such services, or receipt at Firstar
Trust  Company's Post Office Box, does not constitute receipt  by
Firstar  Trust Company or the Fund.  Correspondence intended  for overnight  courier  should not be sent to  the  Post  Office  Box
address.   OVERNIGHT COURIER DELIVERY SHOULD BE SENT  TO  FIRSTAR
TRUST  COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE,
WISCONSIN 53202.

          All  applications to purchase capital stock are subject
to acceptance or rejection by authorized officers of the Fund and
are  not  binding  until  accepted.   Applications  will  not  be
accepted unless they are accompanied by payment.  Payment  should be made by check or money order drawn on a U.S. bank, savings and loan  or  credit  union.  The custodian will  charge  a  $20  fee
against  a  shareholder's  account,  in  addition  to  any   loss
sustained  by  the Fund, for any payment check  returned  to  the custodian for insufficient funds.  It is the policy of  the  Fund not  to  accept  applications under circumstances or  in  amounts
considered   disadvantageous  to   shareholders.    Any   account
(including  custodial accounts) opened without  a  proper  social
security  number  or  taxpayer  identification  number   may   be
liquidated and distributed to the owner(s) of record on the first business  day following the 60th day of investment  (net  of  the back-up withholding tax amount).

      The  Fund  has  established $2,000 as the  minimum  initial
purchase.   The  minimum  for any subsequent  purchases are  $100
except  in  the  case  of  reinvestment  of  distributions.   The
Automatic  Investment  Plan has a minimum monthly  investment  of
$50.   Due  to  the  fixed  expenses  incurred  by  the  Fund  in maintaining individual accounts, the Fund reserves the  right  to redeem  accounts  that  fall  below  $2,000  due  to  shareholder redemption  (but not solely due to a decrease in net asset  value of  the  Fund).  In order to exercise this right, the  Fund  will give  30  days advance written notice to the accounts below  such minimum.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. If a wire purchase is to be an initial purchase, please call Firstar Trust Company
(414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire. To purchase shares of the Fund by federal wire transfer, instruct your bank to use the following instructions:

     Wire To:       Firstar Bank Milwaukee, N.A.
                    ABA 075000022

     Credit:        Firstar Trust Company
                    Account 112-952-137
                    777 East Wisconsin Avenue
                    Milwaukee, Wisconsin 53202

    Further Credit: Nicholas Equity Income Fund, Inc.
                    (shareholder account number)
                    (shareholder registration)

     Please call Firstar Trust Company at 414-276-0535 or 800-544-
6547  prior to sending the wire in order to obtain a confirmation
number and to ensure prompt and accurate handling of funds.   The
Fund  and  its  transfer  agent  are  not  responsible  for   the
consequences  of  delays resulting from the  banking  or  Federal
Reserve wire system, or from incomplete wiring instructions.



      Shares of Common Stock of the Fund may be purchased or sold through  certain broker-dealers, financial institutions or  other service providers ("Processing Intermediaries").  When shares  of
Common  Stock of the Fund are purchased this way, the  Processing
Intermediary, rather than its customer, may be the shareholder of record.  Certain service providers may receive compensation  from the  Fund for providing transfer agent-type services relating  to the  accounts held in street name.  Processing Intermediaries may
use  procedures  and  impose  restrictions  in  addition  to   or
different from those applicable to shareholders who invest in the
Fund  directly.   A Processing Intermediary may  be  required  to
register as a broker or dealer under certain state laws.

      An  investor  intending to invest in  the  Fund  through  a
Processing   Intermediary  should  read  the  program   materials
provided by the Processing Intermediary in conjunction with  this
Prospectus.  Processing Intermediaries may charge fees  or  other
charges  for the services they provide to their customers.   Such
charges  may vary among broker-dealers, but in all cases will  be retained by the broker-dealer and not remitted to the Fund or the
Adviser.  Investors who do not wish to receive the services of  a
Processing Intermediary, or pay the fees that may be charged  for such  services, may want to consider investing directly with  the
Fund.   Direct purchase or sale of shares of Common Stock of  the
Fund may be made without a sales or redemption charge.


      The  Fund  also  may  enter into an arrangement  with  some
Processing  Intermediaries authorizing them to  process  purchase orders  or  redemption  requests on behalf  of  the  Fund  on  an expedited  basis (an "authorized agent").  Receipt of a  purchase order or redemption request by an authorized agent will be deemed to  be  receipt by the Fund for purposes of determining  the  net
asset  value  of  Fund shares to be purchased or  redeemed.   For
purchase orders placed through an authorized agent, a shareholder will pay the Fund's net asset value per share next computed after the  receipt by the authorized agent of such purchase order, plus
any  applicable  transaction charge imposed by  the  agent.   For
redemption   orders  placed  through  an  authorized   agent,   a
shareholder  will receive redemption proceeds which  reflect  the net  asset value per share next computed after the receipt by the authorized  agent  of the redemption order, less  any  redemption fees imposed by the agent.

      Certificates representing Fund shares purchased will not be issued unless the shareholder specifically requests certificates by signed written request to the Fund. Signature guarantees may be required. Certificates are mailed to requesting shareholders approximately two weeks after receipt of the request by the Fund.
In no instance will certificates be issued for fractional shares.
When certificates are not requested, the Fund's transfer agent, Firstar Trust Company, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases and redemptions of Fund shares.


                  REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund at any time during normal
business hours to redeem his/her shares in whole or in part.   If
in   writing,  redemption  requests  must  be  signed   by   each
shareholder in the exact manner as the Fund account is registered and must state the amount of redemption.  The shareholder account number  and  tax identification number or social security  number also are necessary.  When shares are represented by certificates, redemption is accomplished by delivering to the Fund, c/o Firstar
Trust  Company,  P.O. Box 2944, Milwaukee, Wisconsin  53201-2944,
the  certificate(s)  for the full shares  to  be  redeemed.   The
certificate(s)  must  be  properly  endorsed  or  accompanied  by
instrument   of   transfer,  in  either  case,  with   signatures
guaranteed  by an "eligible guarantor institution" as defined  in
Section  240.17Ad-15  of  the Code of  Federal  Regulations.   An
"eligible  guarantor institution" includes a bank, a savings  and loan  association, a credit union or a member firm of a  national
securities  exchange.   A  notary public  is  not  an  acceptable
guarantor.

      If  certificates  have not been issued, redemption  can  be accomplished by delivering an original signed written request for redemption  addressed to Nicholas Equity Income Fund,  Inc.,  c/o
Firstar  Trust  Company.   Facsimile transmission  of  redemption
requests  is  not  acceptable.  If the  account  registration  is
individual,   joint   tenants,  sole  proprietorship,   custodial
(Uniform Transfer to Minors Act) or general partners, the written request  must  be  signed exactly as the account  is  registered.
Both  owners must sign if the account is owned jointly.   Written
confirmations are issued for all redemptions of Fund shares.

      The  Fund  may require additional supporting documents  for
written    redemptions    made   by   corporations,    executors,
administrators,  trustees and guardians.   Specifically,  if  the
account   is   registered  in  the  name  of  a  corporation   or
association,  the  written  request  must  be  accompanied  by  a
corporate  resolution  signed  by the  authorized  person(s).   A
redemption request for accounts registered in the name of a legal trust  must  have a copy of the title and signature page  of  the trust  agreement on file or be accompanied by the trust agreement and  signed  by  the  trustee(s).  A copy of the  trust  document certified  within the last 60 days is required if  the  trustee's name is not registered on the account.

      Please write or call Firstar Trust Company (414-276-0535 or
800-544-6547),  prior to submitting a written redemption  request if  there  is  doubt  as  to what documents  or  instruments  are
necessary  in  order  to  redeem shares.   A  written  redemption
request  will not become effective until all documents have  been received  in proper form by Firstar Trust Company.  See "Purchase of  Capital Stock" for a description of certain arrangements  the
Fund  may  enter into with Processing Intermediaries  to  process redemption requests on an expedited basis.

      Shareholders  who  have  an individual  retirement  account
("IRA"), a master retirement plan or other retirement plan must indicate on their written redemption requests whether or not to withhold federal income tax. Redemption requests lacking an election not to have federal income tax withheld will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

      The Fund does not consider the U.S. Postal Service or other
independent  delivery  services to  be  its  agents.   Therefore,
deposit  in the mail or with such services or receipt at  Firstar
Trust  Company's Post Office Box of redemption requests does  not constitute receipt by Firstar Trust Company or the Fund.  DO  NOT
MAIL LETTERS BY OVERNIGHT COURIER TO THE POST OFFICE BOX ADDRESS.
CORRESPONDENCE  MAILED BY OVERNIGHT COURIER  SHOULD  BE  SENT  TO
FIRSTAR  TRUST  COMPANY, THIRD FLOOR, 615 EAST  MICHIGAN  STREET,
MILWAUKEE, WISCONSIN 53202.

      Telephone  redemption  is  automatically  extended  to  all accounts  in  the  Fund  unless this  privilege  is  declined  in
writing.   This option does not apply to IRA accounts and  master
retirement  plans  for  which  Firstar  Trust  Company  acts   as
custodian.   Telephone redemptions can only be  made  by  calling
Firstar  Trust  Company at 414-276-0535 or 800-544-6547.   In  an
effort  to prevent unauthorized or fraudulent redemption requests by  telephone, the Fund and its transfer agent employ  reasonable
procedures  to  confirm that such instructions are  genuine.   In
addition  to  the account registration, you will be  required  to provide  the  account  number  and the  social  security  number.
Telephone calls will be recorded.  Telephone redemption  requests must  be  received  prior to the closing of the  New  York  Stock
Exchange (usually 4:00 p.m., New York time) to receive that day's
net  asset  value.   There will be no exceptions  due  to  market
activity.      During periods of substantial economic  or  market
changes,  telephone transactions may be difficult  to  implement.
If  a  shareholder is unable to contact Firstar Trust Company  by
telephone,  shares  also  may  be  redeemed  by  delivering   the
redemption  request  in  person or  by  mail.        The  maximum
telephone  redemption  is $25,000 per account/per  business  day.
The maximum telephone redemption for related accounts is $100,000
per  business  day.  The minimum telephone redemption  is    $500
except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if  it  is believed advisable to do so.  Procedures for redeeming
Fund  shares  by telephone may be modified or terminated  at  any time by the Fund or Firstar Trust Company.  Neither the Fund  nor
Firstar Trust Company will be responsible for the authenticity of
redemption   instructions  received  by  telephone   which   they
reasonably believe to be genuine, even if such instructions prove to  be  unauthorized or fraudulent.  The Fund and  Firstar  Trust
Company  will  employ  reasonable  procedures  to  confirm   that
instructions received by telephone are genuine, and  if  they  do not,  they  may  be  liable for losses  due  to  unauthorized  or fraudulent instructions.

      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds also may be wired to a pre-authorized account at a commercial bank in the United States. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

      The  redemption price is the net asset value next  computed after  the  time of receipt by Firstar Trust Company  (or  by  an authorized  agent of the Fund) of the certificate(s)  or  written request in the proper form set forth above, or pursuant to proper
telephone instructions.     Shares tendered for redemption  on  a
day the New York Stock Exchange is open for trading, prior to the close  of trading on that day, will be valued as of the close  of trading  on that day.  Requests for redemption of shares received after  the close of trading on the Exchange will be based on  the net  asset value as determined as of the close of trading on  the next  day the Exchange is open.  The redemption price will depend on the market value of the investments in the Fund's portfolio at the  time of redemption and may be more or less than the cost  of
shares redeemed.      A redemption generally is treated as a sale
of  the  shares  being redeemed for federal income tax  purposes.
This  means  the shareholder recognizes a capital  gain  or  loss equal  to  the  difference between the redemption price  and  the shareholder's cost for the shares being redeemed.

      All redemptions will be processed immediately upon receipt.
The   Fund   will   return  redemption  requests   that   contain
restrictions  as  to  the  time or date  redemptions  are  to  be
effected.   The  Fund ordinarily will make payment  for  redeemed
shares  within  seven days after receipt of a request  in  proper form,  except  as  provided by the rules of  the  Securities  and
Exchange  Commission.  Redemption proceeds to be wired ordinarily will be wired within seven days after receipt of the request, and normally will be wired on the next business day after a net asset
value  is  determined.   Firstar Trust  Company  charges  a  wire
redemption  fee of $12.00.  The Fund reserves the right  to  hold payment up to 15 days or until satisfied that investments made by check have been collected.

       Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below $2,000 due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give 30 days advance written notice to the accounts below such minimum.

      Signature Guarantees.  A signature guarantee of each  owner is required to redeem shares in the following situations, for all
size  transactions:   (i) if you change  the  ownership  on  your
account;  (ii)  upon redemption of shares when certificates  have been  issued for your account; (iii) when you want the redemption proceeds  sent to a different address than is registered  on  the account; (iv) for both certificated and uncertificated shares  if the  proceeds  are to be made payable to someone other  than  the account owner(s); (v) any redemption transmitted by federal  wire transfer  to  your bank not previously set up with the  Fund;  or
(vi) if a change of address request has been received by the Fund or  Firstar Trust Company within 15 days of a redemption request.
In   addition,   signature  guarantees  are  required   for   all
redemptions of $100,000 or more from any shareholder  account  in the Nicholas Family of Funds.  A redemption will not be processed until the signature guarantee, if required, is received in proper form.  A notary public is not an acceptable guarantor.


                     EXCHANGE BETWEEN FUNDS

     If a shareholder chooses to exercise the exchange privilege, the  shares will be exchanged at their next determined net  asset
value.   When  an exchange into the Nicholas Money  Market  Fund,
Inc.  would involve investment of the exchanged amount on  a  day when  the  New  York Stock Exchange is open for trading  but  the
Federal  Reserve  Banks are closed, shares of the  Fund  will  be redeemed  on the day upon which the exchange request is received;
however, issuance of Nicholas Money Market Fund, Inc. shares  may be  delayed  an  additional business day in order  to  avoid  the dilutive  effect  on return (i.e., reduction  in  net  investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested.  In such a case,  the exchanged amount would be uninvested for this one  day
period.   Shareholders  interested  in  exercising  the  exchange
privilege  must obtain the appropriate prospectus  from  Nicholas
Company,  Inc.  Such an exchange constitutes a sale  for  federal tax  purposes  and  a  capital gain or  loss  generally  will  be recognized upon the exchange.  This depends upon whether the  net asset  value  at the time is more or less than the  shareholder's
cost.   An exchange between the funds involving master retirement
(Keogh)  or IRA accounts generally will not constitute a  taxable transaction for federal tax purposes.

      The  exchange privilege may be terminated or modified  only upon  60  days advance notice to shareholders.  Shareholders  are
reminded,  however,  that  Nicholas  Limited  Edition,  Inc.   is
restricted  in  size, and thus the exchange privilege  into  that fund may be terminated or modified at a time when that maximum is reached.

      Shares of the Fund may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas II, Inc.,
Nicholas  Income Fund, Inc., Nicholas Limited Edition,  Inc.  and
Nicholas Money Market Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation. Nicholas II, Inc.
and Nicholas Limited Edition, Inc. have long-term growth as their investment objective. Nicholas Income Fund, Inc.'s investment objective is to seek high current income consistent with the preservation and conservation of capital value. Nicholas Money
Market Fund, Inc. has an investment objective of achieving as high a level of current income as is consistent with preserving capital and providing liquidity.

      Exchange of shares can be accomplished in the following ways:

      Exchange  by Mail.  An exchange of shares of the  Fund  for shares  of  other available Nicholas mutual funds  will  be  made
without   cost   to   the  investor  through   written   request.
Shareholders  interested  in  exercising  the  exchange  by  mail privilege  may  obtain the appropriate prospectus  from  Nicholas
Company,  Inc.   Signatures required are the same  as  previously
explained under "Redemption of Capital Stock."

       Exchange  by  Telephone.   Shareholders  may  exchange  by
telephone  among all funds for which the Nicholas  Company,  Inc.
serves as investment adviser.  Only exchanges of $500 or more may
be  executed  using  the telephone exchange  privilege.   Firstar
Trust  Company  charges a $5.00 fee for each telephone  exchange.
In  an  effort  to  avoid the risks often associated  with  large market timers, the maximum telephone exchange per account per day is  set  at  $100,000, with a maximum of $l,000,000 per  day  for related  accounts.  Four telephone exchanges per  account  during any twelve month period will be allowed.

      Procedures for exchanging Fund shares by telephone  may  be modified  or terminated at any time by the Fund or Firstar  Trust
Company.   Neither  the Fund nor Firstar Trust  Company  will  be
responsible   for  the  authenticity  of  exchange   instructions
received by telephone.  Telephone exchanges can only be  made  by calling  Firstar  Trust Company at 414-276-0535 or  800-544-6547.
You  will  be required to provide pertinent information regarding your account.  Calls will be recorded.


                   TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances such  as the  death  of  a  shareholder, change of  account  registration, change of account ownership and in cases where shares of the Fund
are  transferred  as  a  gift.   Documents  and  instructions  to
transfer  capital  stock can be obtained by  writing  or  calling
Firstar  Trust Company (414-276-0535 or 800-544-6547) or Nicholas
Company,  Inc. (414-272-6133 or 800-227-5987) prior to submitting any transfer requests.


                DETERMINATION OF NET ASSET VALUE

      The  net  asset  value per share will be  computed  by  the
Adviser as of the close of trading on the New York Stock Exchange
on  each day the Exchange is open for unrestricted trading.   The
net  asset  value per share is determined by dividing  the  total value  of  the assets of the Fund, less its liabilities,  by  the total  number of shares outstanding at the time of determination.
A  portfolio  security which is traded on a  national  securities exchange  or NASDAQis ordinarily will be valued at the  price  of the  last sale on such exchange.  If no sale has occurred on  the date as of which assets are valued, it normally will be valued at the latest bid price

      Long-term  debt securities will be valued  at  the  current evaluated bid price.  Bid prices for debt securities are obtained from the Fund's pricing service which consults one or more market
makers  of  each  debt  security being priced.   Debt  securities
listed  on  a national exchange may be priced at the  last  sales price  if  the  Fund's pricing service believes that  such  price represents market value of the security for institutional trades.
The  pricing of all debt securities takes into account  the  fact that  the  Fund  trades  in  institutional  size  trading  units.
Securities  for  which  there  are no  readily  available  market quotations and other assets and liabilities of the Fund  will  be valued  at fair value using methods determined in good  faith  by the Board of Directors.

                DIVIDENDS AND FEDERAL TAX STATUS

      Dividends  of  the Fund, if any, are paid  to  shareholders usually in April, July, October and December.  In those years  in which  sales  of  portfolio securities  result  in  net  realized capital  gains (after utilization of any available  capital  loss carry-overs), such gains are distributed to  shareholders usually
in December  and  April.   It  is  the  practice of the  Fund  to
distribute capital gains in shares of the Fund at net asset value or, at each shareholder's election, in cash.

      The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to ensure that little or no federal income or excise taxes will be payable by the Fund.

      Distributions  by  the Fund, whether received  in  cash  or invested in additional shares of the Fund, will be taxable to the
Fund's  shareholders,  except those  shareholders  that  are  not
subject   to  tax  on  their  income.   Long-term  capital   gain
distributed by the Fund will retain the character that it had  at the Fund level.  The Taxpayer Relief Act of 1997 reduced from 28%
to  20%  the  maximum tax rate on long-term capital gains.   This
reduced  rate generally applies to securities held more  than  18 months. Subsequent legislation has reduced  the  18 month holding period to 12  months  for all sales on or after  January 1, 1998.
Income  distributed  from  the  Fund's   net   investment  income
and  net  realized  short-term  capital  gains  are  taxable   to
shareholders   as  ordinary  income.   The  Fund   will   provide
information to shareholders concerning the character and  federal tax treatment of all dividends and distributions.

      At the time of purchase of shares, the Fund may have undistributed income or capital gains included in the computation of the net asset value per share. Therefore, a dividend or capital gain distribution received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

     Under federal law, some shareholders may be subject to a 31%
back-up   withholding  on  reportable  dividends,  capital   gain
distributions (if any) and redemption payments.  Generally  under federal  law, shareholders subject to backup withholding will  be those  (i)  for whom a taxpayer identification number is  not  on file  with  the  Fund  or  who,  to the  Fund's  knowledge,  have furnished an incorrect number, or (ii) who have failed to declare or have underreported certain income on their federal returns. An investor  must  certify  under  penalties  of  perjury  that  the taxpayer  identification number supplied to the Fund  is  correct and  that  he  or  she is not subject to backup withholding  when establishing an account.

      The foregoing tax discussion relates solely to federal income taxes only and is not intended to be a complete discussion of all federal tax consequences. Shareholders should consult with a tax adviser concerning the federal, state and local tax aspects of an investment in the Fund.


                   DIVIDEND REINVESTMENT PLAN

      Unless  a  shareholder elects to accept  cash  in  lieu  of
shares,   all   dividend  and  capital  gain  distributions   are
automatically reinvested in additional shares of the Fund through the  Dividend Reinvestment Plan.  An election to accept cash  may be  made  on  an  application to purchase shares or  by  separate written notification or by telephone.  All reinvestments  are  at the  net  asset  value per share in effect  on  the  dividend  or distribution date and are credited to the shareholder's  account.
Shareholders  will be advised of the number of  shares  purchased and the price following each reinvestment.

      Shareholders  may  withdraw from  or  thereafter  elect  to participate  in  the Dividend Reinvestment Plan at  any  time  by
giving  written or telephonic notice to the Transfer  Agent.   An
election  must  be received by the Transfer Agent  prior  to  the dividend  record  date  of any particular  distribution  for  the election  to be effective for that distribution.  If an  election to withdraw from or participate in the Dividend Reinvestment Plan is  received between a dividend record date and payment date,  it shall  become  effective on the day following the  payment  date.
The  Fund may modify or terminate the Dividend Reinvestment  Plan at any time on 30 days written notice to participants.


                   SYSTEMATIC WITHDRAWAL PLAN

     Shareholders who have purchased or currently own Fund shares worth  $10,000  or more at the current market value  may  open  a
Systematic Withdrawal Plan and receive monthly, quarterly,  semi-
annual or annual checks for any designated amount.  Firstar Trust
Company reinvests all income and capital gain dividends in shares
of  the  Fund.   Shareholders may add shares to, withdraw  shares
from, or terminate the Plan, at any time.  Each withdrawal may be a  taxable  event to the shareholder.  Liquidation of  shares  in excess  of  distributions may deplete  or  possibly  use  up  the initial  investment,  particularly  in  the  event  of  a  market decline,  and withdrawals cannot be considered a yield or  income on the investment.  In addition to termination of the Plan by the
Fund or shareholders, the Plan may be terminated by Firstar Trust
Company  upon written notice mailed to the shareholders.   Please
contact the Nicholas Company for copies of the Plan documents.


                 INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals  may be able to establish a traditional  IRA,  a
Roth IRA and/or an education IRA.  The Fund offers prototype  IRA plans for adoption by individuals who qualify.  A description  of applicable service fees and application forms are available  upon
request  from  the  Fund.   The  IRA  documents  also  contain  a
Disclosure  Statement which the IRS requires to be  furnished  to individuals who are considering adopting an IRA.  It is important you obtain up-to-date information from the Fund before opening an
IRA.

     As  long as the aggregate IRA contributions meet the  Fund's minimum  investment requirement of $2,000, the Fund  will  accept any  allocation of such contribution between spousal,  deductible
and   non-deductible   accounts.   The  acceptability   of   this
calculation  is the sole responsibility of the shareholder.   For
this  reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their  IRA contributions.

     The  applicable  forms and a description of  the  applicable service  fees are available upon request from the Fund.  The  IRA documents  also  contain  a Disclosure Statement  which  the  IRS requires  to  be  furnished to individuals  who  are  considering
adopting   an  IRA.   It  is  important  you  obtain   up-to-date
information  from the Fund before opening an IRA because  changes occur from time to time in existing IRA regulations.

     Because  a retirement program involves commitments  covering future  years, it is important that the investment objectives  of the  Fund  are  consistent with your own  retirement  objectives.
Premature  withdrawals  from an IRA may  result  in  adverse  tax
consequences.   See "Redemption of Capital Stock."   Consultation
with a tax adviser regarding tax consequences is recommended.

                     MASTER RETIREMENT PLAN

     The Fund has available a master retirement plan (formerly called a "Keogh" Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the plan is recommended.


                       CAPITAL STRUCTURE

     The  Fund  is  authorized  to  issue  five  hundred  million
(500,000,000) shares of common stock, $.0001 par value per share.
Each  full share has one vote and all shares participate  equally in  dividends  and other distributions by the  Fund  and  in  the
residual  assets  of the Fund in the event of  liquidation.   The
shares are fully paid and non-assessable when issued.  There  are no  conversion or sinking fund provisions applicable  to  shares, and  shareholders have no preemptive rights and may not  cumulate their  votes in the election of directors.  Shares are redeemable and  are transferable.  Fractional shares entitle the shareholder to the same rights as whole shares.

                         ANNUAL MEETING

      Under  the  laws  of  the  state  of  Maryland,  registered investment  companies, such as the Fund, may operate  without  an annual  meeting of shareholders under specified circumstances  if an  annual meeting is not required by the 1940 Act.  The Fund has
adopted   the   appropriate  provisions  in   its   Articles   of
Incorporation  and will not hold annual meetings of  shareholders unless otherwise required to do so.

    In the event the Fund is not required to hold annual meetings of shareholders to elect Directors, the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the 1940 Act.

                      SHAREHOLDER REPORTS

     Shareholders  will be provided with a report  or  a  current prospectus showing the Fund's portfolio and other information  at least  semiannually.  After the close of the Fund's fiscal  year, which  ends  March  31,  an annual report or  current  prospectus containing financial statements audited by the Fund's independent
public  accountants  will  be  sent to  shareholders.   Inquiries
concerning  the Fund may be made by telephone at 414-272-6133  or
800-227-5987, or by writing to Nicholas Equity Income Fund, Inc.,
700  North Water Street, Suite 1010, Milwaukee, Wisconsin  53202.
A  copy  of  the Fund's most recent Annual Report may be  otained without charge by calling or writing the Fund.

			YEAR 2000 ISSUES

      The "Year 2000" issue presents a significant technological challenge for the securities industry. Due to the limited memory and the high cost of storage space associated with early computer equipment, the century was implied rather than actually stored.
As a result, many computer systems are unable to interpret dates beyond 1999. Software and hardware which is not designed to work across centuries may potentially malfunction on January 1, 2000.
Because dates are part of every securities transaction, accurate date calculations are critical.


                  CUSTODIAN AND TRANSFER AGENT

     Firstar  Trust Company, 615 East Michigan Avenue, Milwaukee,
Wisconsin 53202 acts as Custodian and Transfer Agent for the Fund.


           INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

     Arthur  Andersen LLP, 100 East Wisconsin Avenue,  Milwaukee,
Wisconsin  53202, are the independent accountants for  the  Fund.
Michael   Best  &  Friedrich  LLP,  100  East  Wisconsin  Avenue,
Milwaukee,  Wisconsin 53202, has passed on the  legality  of  the shares of Common Stock of the Fund being offered.


                           PROSPECTUS




               NICHOLAS EQUITY INCOME FUND, INC.




                       Investment Adviser
                     NICHOLAS COMPANY, INC.
                      Milwaukee, Wisconsin
                  414-272-6133 or 800-227-5987
                     www.nicholasfunds.com

                  Custodian and Transfer Agent
                     FIRSTAR TRUST COMPANY
                      Milwaukee, Wisconsin
                  414-276-0535 or 800-544-6547


                 Independent Public Accountants
                      ARTHUR ANDERSEN LLP
                      Milwaukee, Wisconsin


                            Counsel
                  MICHAEL BEST & FRIEDRICH LLP
                      Milwaukee, Wisconsin













               NICHOLAS EQUITY INCOME FUND, INC.


                     700 North Water Street
                   Milwaukee, Wisconsin 53202
                         July 31, 1998









               Nicholas Equity Income Fund, Inc.




                           Form N-1A




          PART B:  STATEMENT OF ADDITIONAL INFORMATION
               NICHOLAS EQUITY INCOME FUND, INC.





              STATEMENT OF ADDITIONAL INFORMATION





               700 North Water Street, Suite 1010
                  Milwaukee, Wisconsin  53202
                  414-272-6133 or 800-227-5987








     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Nicholas Equity Income Fund, Inc. (the
"Fund"),  dated July 31, 1998.  To obtain a copy  of  the  Fund's
Prospectus and Annual Report, please write or call the Fund at the address and telephone number set forth above.



                 NO LOAD FUND - NO SALES CHARGE





                      Investment Adviser:

                     NICHOLAS COMPANY, INC.







                      July  31,  1998









                       TABLE OF CONTENTS

                                                             Page


INTRODUCTION............................................      1

INVESTMENT OBJECTIVES AND POLICIES......................      1

INVESTMENT RESTRICTIONS.................................      5

DESCRIPTION OF RATINGS..................................      8

INVESTMENT ADVISER......................................      12

MANAGEMENT - DIRECTORS, EXECUTIVE OFFICERS
 AND PORTFOLIO MANAGERS OF THE FUND.....................      13

PRINCIPAL SHAREHOLDERS..................................      16

PURCHASE OF CAPITAL STOCK...............................      16

REDEMPTION OF CAPITAL STOCK.............................      18

EXCHANGE BETWEEN FUNDS..................................      19

TRANSFER OF CAPITAL STOCK...............................      20

DETERMINATION OF NET ASSET VALUE........................      20

DIVIDENDS AND FEDERAL TAX STATUS........................      21

DIVIDEND REINVESTMENT PLAN..............................      21

SYSTEMATIC WITHDRAWAL PLAN..............................      22

INDIVIDUAL RETIREMENT ACCOUNT...........................      22

MASTER RETIREMENT PLAN..................................      22

BROKERAGE...............................................      22

PERFORMANCE DATA........................................      24

CAPITAL STRUCTURE.......................................      25

STOCK CERTIFICATES......................................      25

ANNUAL MEETING..........................................      25

SHAREHOLDER REPORTS.....................................      26

YEAR 2000...............................................      26

CUSTODIAN AND TRANSFER AGENT............................      26

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL...............      26

FINANCIAL INFORMATION...................................      26

                          INTRODUCTION

      Nicholas   Equity  Income  Fund,  Inc.  (the  "Fund")   was
incorporated  under  the laws of Maryland on September  1,  1993.
The  Fund  is  an  open-end,  diversified  management  investment company  registered under the Investment Company Act of 1940,  as
amended.   As  an  open-end investment company,  it  obtains  its
assets by continuously selling shares of its common stock, $.0001 par value per share, to the public.  Proceeds from such sales are
invested  in  securities of other companies  by  the  Fund.   The
resources  of  many  investors are combined and  each  individual investor has an interest in every one of the securities owned  by
the  Fund.   The  Fund  provides each  individual  investor  with
diversification by investing in the securities of many  different companies  in  a variety of industries.  The Fund also  furnishes experienced  management to select and watch over its investments.
As  an  open-end investment company, the Fund will redeem any  of its  outstanding shares on demand of the owner at the  net  asset
value   next  determined  following  receipt  of  the  redemption
request.  The investment adviser to the Fund is Nicholas Company,
Inc. (the "Adviser").

     The Fund's primary objective is to produce reasonable income for the investor.  Moderate long-term growth is a secondary goal.
The  Fund  seeks  an  income  yield that  exceeds  the  composite dividend  yield  on  the securities included in  the  Standard  &
Poor's  500R Composite Stock Price Index ("S&P 500 Index").   The
Fund  generally  will  have at least  65%  of  its  total  assets invested  in income-producing equity securities to achieve  these objectives.  The equity securities in which the Fund  may  invest include, but are not limited to, common stocks, preferred stocks, or  convertible  securities.  The Fund generally  will  focus  on dividend-paying stocks.  The Fund is designed for  investors  who seek  higher current income and less volatility than the  typical growth or capital appreciation equity fund.

               INVESTMENT OBJECTIVES AND POLICIES

    The Fund has adopted primary investment objectives, which are fundamental  policies and may not be changed without  shareholder
approval.    The  Fund  also  has  adopted  secondary  investment
objectives  and certain other policies which are not  fundamental and  may be changed by the Board of Directors without shareholder
approval.   However,  any  such change will  be  made  only  upon
advance notice to shareholders.  Such changes may result  in  the
Fund  having  secondary  investment and other  policy  objectives different  from  the  objectives which a  shareholder  considered appropriate at the time of investment in the Fund.

     The  Fund's  primary  investment  objective  is  to  produce reasonable income for the investor, and the Fund seeks an  income yield that exceeds the composite dividend yield on the securities included  in  the  S&P  500 Index.  The term "reasonable  income"
refers to the Adviser's judgment that reasonable income would  be an  income yield greater than the composite dividend yield on the securities  included in the S&P 500 Index.  The Fund's  secondary
investment  objective  is moderate long-term  growth.   The  term
"moderate long-term growth" refers to the Adviser's judgment that moderate long-term growth would be approximately three-fourths of the  average total return achieved over a five-year period on the
S&P  500  Index.   The  Fund will not be managed  as  a  balanced
portfolio  and  is  not required to maintain  a  portion  of  its investments  in each of the Fund's permitted investments  at  all
times.   The asset allocation mix for the Fund will be determined
by  the  Adviser at any given time in light of its assessment  of
current economic conditions and investment opportunities.   There
is  no assurance the Fund will achieve its investment objectives, nor  is  there  any  assurance the Fund will  achieve  reasonable income or moderate long-term growth, as such terms are defined by the Adviser.

    During normal market conditions, the Fund generally will have at  least  65%  of  its total assets invested in income-producing equity  securities with expected dividend yields that are  higher than  the  yield of the S&P 500 Index.  The equity securities  in which the Fund may invest include common stocks, preferred stocks
and  convertible  securities.   Most  of  the  equity  securities
purchased by the Fund will have a dividend-paying history or will pay  a  current  dividend,  while the  remainder  of  the  equity
securities   will   be  securities  of  companies   which   offer
possibilities  for increase in value and/or have favorable  long-
term  prospects.   To the extent the Fund invests  in  small  and
medium-sized  companies,  such companies  often  have  a  limited market  for  their  securities, limited financial  resources  and usually  are more affected by changes in the economy in  general, and  the  market price of their securities often fluctuates  more than  securities of larger companies.  However,  such  small  and medium-sized  companies  also may have  the  potential  for  more rapid,  and greater, long-term growth because of newer  and  more
innovative  products.   If  the Fund  holds  a  stock  that  pays
dividends at a rate which is below the yield of the S&P 500 Index at  the time of purchase, the Adviser will attempt to offset this lower  rate through other holdings that pay dividends or interest at  rates deemed to be sufficient so that the Fund's current  net income exceeds the yield of the S&P 500 Index.  The Fund also may invest in preferred stock and convertible securities, but only to the  extent that such securities also provide a current  interest or dividend payment stream on the date of purchase.  The Fund may invest  in preferred stock and convertible securities  which  are not  rated in one of the top four rating categories by any of the nationally recognized statistical rating organizations ("NRSROs")
as   defined   in  Section  270.2a-7  of  the  Code  of   Federal
Regulations, or are unrated instruments but deemed by the Adviser to  be comparable in quality to instruments so rated on the  date of  purchase; provided, however, that the Fund shall  not  invest more  than  35% of its total assets (at the time of purchase)  in preferred stocks, convertible securities or debt securities which are not rated in one of the top four rating categories by any  of the  NRSROs, or are unrated securities but deemed by the  Adviser to be comparable in quality to securities so rated on the date of purchase, and provided further that the Fund may invest  only  in securities rated at least B (or its equivalent) by any NRSRO  (or
unrated  but  comparable in quality) at the time of purchase.   A
convertible  security typically is a fixed income security,  such as  a bond or preferred stock, which may be converted at a stated
price  within a specified period of time into a specified  number of shares of common stock of the same or different issuer.  While providing  a fixed income stream (generally higher in yield  than the  income  derivable from a common stock but  lower  than  that afforded  by  a  non-convertible debt  security),  a  convertible security  also affords an investor the opportunity,  through  its conversion feature, to participate in the capital appreciation of the  common stock into which it is convertible.  In general,  the market  value  of  a convertible security is the  higher  of  its investment value (i.e., its value as a fixed income security)  or its conversion value (i.e., the value of the underlying shares of
common   stock  if  the  security  is  converted).    Convertible
securities frequently have speculative characteristics.

    The remainder of the Fund's assets generally will be invested in  corporate and governmental fixed income securities.  The Fund may  invest  in  debt  securities,  including  notes,  bonds  and debentures, which are not investment grade quality on the date of purchase  (as  rated  by  any  of  the  NRSROs)  or  are  unrated obligations but deemed by the Adviser to be comparable in quality to  instruments  so  rated  on the date  of  purchase;  provided, however,  that  the Fund shall not invest more than  35%  of  its total  assets  (at  the  time of purchase) in  preferred  stocks, convertible securities or debt securities which are not rated  in one  of  the top four rating categories by any of the NRSROs,  or are unrated securities but deemed by the Adviser to be comparable in  quality  to securities so rated on the date of purchase,  and provided  further  that the Fund may invest  only  in  securities rated at least B (or its equivalent) by any NRSRO (or unrated but
comparable  in  quality)  at the time of  purchase.   "Investment
grade" refers to fixed income securities ranked in one of the top four  categories  as  rated  by Standard  &  Poor's  Corporation,
Moody's Investor Services, Inc., or any other NRSRO.  Obligations rated  in  the  lowest  of  the top four  rating  categories  are
considered  to  have  speculative characteristics.   Governmental
fixed income securities include obligations supported by the full faith  and  credit  of the United States, such as  U.S.  Treasury obligations and the obligations of certain instrumentalities  and agencies,  and mortgage-backed and related securities  issued  or guaranteed  by  the  United States Government,  its  agencies  or instrumentalities, or issued or guaranteed by private issuers and guarantors equivalent to the quality standards of corporate fixed
income  securities.   The net asset value  of  the  fixed  income
securities held by the Fund will be affected primarily by changes in  interest  rates,  average maturities and the  investment  and credit quality of the fixed income securities.

     Non-investment  grade securities tend to reflect  individual corporate  developments  to a greater extent,  tend  to  be  more sensitive  to  economic  conditions and tend  to  have  a  weaker capacity  to  pay interest and repay principal than higher  rated securities.  Because the market for lower rated securities may be thinner  and less active than for higher rated securities,  there may  be  market price volatility for these securities and limited liquidity in the resale market.  Factors adversely impacting  the market value of high yielding, high risk securities may adversely impact  the  Fund's  net asset value.  The Fund  also  may  incur additional expenses to the extent it is required to seek recovery upon  a  default in the payment of principal or interest  on  its
portfolio  holding.   In addition to relying,  in  part,  on  the
ratings assigned to the debt securities, the Fund also will  rely on  the Adviser's judgment, analysis and experience in evaluating the  creditworthiness  of the issuer.  In  this  evaluation,  the
Adviser will consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating  history,  the quality of the issuer's  management  and
regulatory  matters.   The achievement of the  Fund's  investment
objectives  may  be  more dependent on the Adviser's  own  credit analysis than is the case for higher rated securities.

     Since some issuers do not seek ratings for their securities, unrated securities will be considered for investment by the Fund, but only when the Adviser believes the financial condition of the issuers of such securities and/or protection afforded by the terms of the securities limit the risk to the Fund to a degree comparable to that of rated securities in which the Fund may invest. Although unrated securities are not necessarily of lower quality than rated securities, the market for them may not be as liquid and thus they may carry greater market risk and higher yield than rated securities. These factors may have the effect of limiting the availability of securities for purchase by the Fund and also may limit the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or in response to changes in the economy or in the financial markets.

     An investment in the Fund may be considered more speculative than an investment in shares of a fund which invests primarily in
higher  rated  securities.   All  investments  will  be  made  in
conformance with the Fund's primary investment objective which is to  seek  to  obtain  reasonable income  and  moderate  long-term
growth.   While  the risk of investing in lower rated  securities
with  speculative  characteristics is greater than  the  risk  of investing  in higher rated securities, the Fund will  attempt  to minimize this risk through diversification of its investments and by  analysis  of  each  issuer and its  ability  to  make  timely payments of income and principal.  The Fund will invest  only  in securities rated at least B (or its equivalent) by any NRSRO  (or unrated  but  comparable in quality) at  the  time  of  purchase;
however, subsequent to purchase, the ratings of the securities so purchased may fall below B (or its equivalent) and the Fund  will not  be  precluded  from retaining such a security  whose  credit quality  is so downgraded.  As of March 31, 1998, 22.94%  of  the
Fund's  total  net  assets were invested  in  rated  and  unrated convertible and non-convertible corporate debt securities  ("Debt
Securities").   As  of  March 31, 1998, as rated  by  Standard  &
Poor's  Corporation, of the Fund's total net assets, 12.31%  were invested in Debt Securities rated A, none  rated BBB, none  rated
BB,  7.35%  rated B, none were rated CCC, CC, C or D,  and  3.28%
were  unrated by Standard & Poor's or Moody's but believed to  be equivalent to a B or better rating.

     From  time to time, proposals have been discussed  regarding new  legislation  designed  to limit  the  use  of  certain  high yielding,  high  risk securities by issuers  in  connection  with leveraged  buy-outs, mergers and acquisitions, or  to  limit  the
deductibility  of  interest payouts  on  such  securities.   Such
proposals,  if  enacted  into law, could  negatively  affect  the
financial   condition  of  issuers  of  high  yield,  high   risk
securities  by removing or reducing a source of future financing, and  could  negatively affect the value of specific  high  yield, high risk issues and the high yield, high risk market in general.
However,  the  likelihood of any such legislation or  the  effect thereof is uncertain.

     The Fund reserves the flexibility to temporarily invest  its assets in short-term, investment grade fixed income securities as a  defensive  measure when conditions, such as a decline  in  the stock market, are deemed to warrant such action or for investment of  idle  cash  balances.  These short-term  instruments  include
United  States ("U.S.") Government obligations (including  Bills,
Notes  and Bonds), certificates of deposit, bankers' acceptances, commercial paper (rated A-1 or A-2 by Standard & Poor's or Prime-
1 or Prime-2 by Moody's, or the equivalent by any other NRSRO, or unrated but deemed by the Adviser to be of comparable quality  to instruments  so  rated  on  the  date  of  purchase),  short-term corporate  debt issues and repurchase agreements.  The Fund  also may  invest  in securities which are issued in private placements pursuant  to  Section  4(2) of the Securities  Act  of  1933,  as
amended  (the  "Act").  Such securities are  not  registered  for purchase and sale by the public under the Act.  The determination of  the  liquidity of these securities is a question of fact  for the  Board  of  Directors to determine, based  upon  the  trading markets  for the specific security, the availability of  reliable price information and other relevant information.  There may be a risk  of  little  or  no market for resale associated  with  such private  placement  securities if the Fund does not hold them  to
maturity.    In   addition,   to  the   extent   that   qualified
institutional  buyers  do  not  purchase  restricted   securities
pursuant  to  Rule 144A, the Fund's investing in such  securities may have the effect of increasing the level of illiquidity in the
Fund's  portfolio.  The  Fund also is limited in its  investments in  Section  4(2) and Rule 144A debt securities by the investment restrictions  set forth in 1(d) under "Investment  Restrictions,"
below.

     The  Fund  has  reserved the right to invest  in  repurchase agreements as a temporary defensive measure, but only up  to  20%
of  its  total  net  assets at the time of purchase.   Repurchase
agreements  may be entered into only with a member  bank  of  the
Federal  Reserve  System or a primary dealer in  U.S.  Government securities.  Under such agreements, the selling bank  or  primary dealer  agrees to repurchase such securities from the Fund  at  a specified  time  and  place.  While  the  obligation  is  a  U.S.
Government  security, the obligation of the seller to  repurchase the  security  is not guaranteed by the U.S. Government,  thereby creating  the  risk  that the seller may fail to  repurchase  the
security.   In  the event of a bankruptcy or default  of  certain
sellers of repurchase agreements, the Fund could experience costs and  delays in liquidating the underlying security, which is held as  collateral, and the Fund might incur a loss if the  value  of the collateral held declines during this period.

     The  Fund  also may invest in the securities of real  estate
investment   trusts   and  other  real  estate-based   securities
(including   securities  of  companies   whose   assets   consist
substantially of real property and interests therein) listed on a national securities exchange or authorized for quotation  on  the
National  Association of Securities Dealers  Automated  Quotation
System.   Although  the  Fund will not invest  directly  in  real
estate,  it  may  invest  in  real estate-based  securities,  and therefore,  an investment in the Fund may be subject  to  certain risks  accounted with the direct ownership of real estate.  Risks associated  with  investment in the real estate industry  include declines  in the value of real estate, risks related  to  general and  local  economic conditions, increases in property taxes  and operating expenses, costs associated with environmental problems, changes  in zoning laws, variations in rental income and  changes in  interest  rates.  The value of securities of companies  which service  the  real estate industry also may be affected  by  such
risks.   Investing  in  real  estate investment  trusts  involves
certain  other  risks in addition to those risks associated  with investing  in  the  real estate investment industry  in  general.
Real  estate investment trusts may be affected by changes in  the value  of  the underlying property owned and the quality  of  any credit extended, and are subject to cash flow dependency, default by borrowers and tax exemption disqualification.

     The  Fund's objective stresses reasonable income.   Although
the  Adviser  will  consider  the  possibility  of  some  capital appreciation in selecting investments for the Fund,  an  investor should not expect the Fund to reach the growth potential of funds which  have  growth  or  capital appreciation  as  their  primary objective.

    Since the Fund generally will invest a significant portion of its assets in equity securities, its per share price generally will fluctuate more than funds which primarily invest in fixed income securities. Furthermore, there are market risks inherent in any investment and there can be no assurance the objectives of the Fund will be realized, nor can there be any assurance against possible loss in the value of the Fund's portfolio.

     Generally,  the Fund does not intend to purchase  securities
for  short-term  trading; however, when  circumstances   warrant,
securities may be sold without regard to the length of time held.
Furthermore,  the  Fund does not intend to engage  in  investment techniques such as leveraging, short-selling, options and futures
transactions  or  lending  portfolio securities.   The  Fund  may
invest  generally up to 10% of its total assets in securities  of other  investment  companies.  Investments in the  securities  of other  investment companies will involve duplication of  advisory fees and certain other expenses.


                    INVESTMENT RESTRICTIONS

     The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy (all percentage limitations apply on the date of investment by the Fund):

         1.    The  Fund will not purchase securities on  margin,
         participate in a joint trading account, sell  securities
         short,  or  act  as  an underwriter  or  distributor  of
         securities other than its own capital stock.   The  Fund
         will not lend money, except for:

                    (a) the purchase of a portion of an issue of publicly distributed debt securities;

                    (b)   the  purchase of bank  certificates  of
              deposit or commercial paper;

                   (c)  investment in repurchase agreements in an
              amount not to exceed 20% of the total net assets of
              the   Fund;   provided,  however,  that  repurchase
              agreements  maturing in more than seven  days  will
              not  constitute more than 10% of the value  of  the
              total net assets; and

                    (d)   the  purchase  of a portion  of  bonds,
              debentures  or  other  debt  securities  of   types
              commonly  distributed  in  private  placements   to
              financial  institutions, such  illiquid  amount  of
              which  shall  not exceed 10% of the  value  of  the
              total net assets of the Fund.

         2.    The  Fund  may  not  issue  senior  securities  in
         violation  of  the Investment Company Act  of  1940,  as
         amended  (the "1940 Act").  The Fund may make borrowings
         but  only  for temporary or emergency purposes and  then
         only in amounts not in excess of 5% of the lower of cost
         or  market value of the Fund's total net assets, and the
         Fund  may  make  borrowings from  banks,  provided  that
         immediately  after any such borrowing all borrowings  of
         the  Fund  do  not exceed one-third of  the  Fund's  net
         assets.  The exceptions to this restriction are not  for
         investment   leverage  purposes  but  are   solely   for
         extraordinary  or emergency purposes and  to  facilitate
         management of the Fund's portfolio by enabling the  Fund
         to  meet  redemption  requests when the  liquidation  of
         portfolio instruments is deemed to be disadvantageous or
         not  possible.  While the Fund has borrowings in  excess
         of   5%   of  the  value  of  the  Fund's  total  assets
         outstanding, it will not make any purchases of portfolio
         instruments.   If  due to market fluctuations  or  other
         reasons, the net assets of the Fund fall below  300%  of
         its  borrowings,  the  Fund  will  promptly  reduce  its
         borrowings in accordance with the 1940 Act.  To do this,
         the  Fund  may have to sell a portion of its investments
         at a time when it may be disadvantageous to do so.

         3. The Fund will not mortgage, pledge or hypothecate any of its assets except to secure permitted borrowings and then only in an amount up to 15% of the value of the Fund's total net assets taken at cost at the time of such borrowings.

         4.    Investments  will not be made for the  purpose  of
         exercising  control or management of  any  company.   In
         addition, the Fund will not purchase securities  of  any
         issuer if, as a result of such purchase, the Fund  would
         hold  more  than  10% of the voting securities  of  such
         issuer.

         5. The Fund may not purchase the securities of any one issuer, except securities issued or guaranteed by the United States or its instrumentalities or agencies, if immediately after and as a result of such purchase the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

         6.    Not more than 25% of the value of the Fund's total
         net  assets will be concentrated in companies of any one
         industry   or   group  of  related   industries.    This
         restriction   does   not  apply   to   U.S.   government
         securities,  which are obligations issued or  guaranteed
         by    the    U.S.    Government,   its    agencies    or
         instrumentalities.

         7.    The  Fund may not purchase or sell real estate  or
         interests  in  real  estate,  commodities  or  commodity
         futures.  The Fund may invest in the securities of  real
         estate  investment  trusts and other  real  estate-based
         securities  (including  securities  of  companies  whose
         assets  consist  substantially  of  real  property   and
         interests  therein)  listed  on  a  national  securities
         exchange  or  authorized for quotation on  the  National
         Association  of Securities Dealers Automated  Quotations
         System,  but  not more than 10% in value of  the  Fund's
         total  assets will be invested in real estate investment
         trusts  nor  will more than 25% in value of  the  Fund's
         total assets be invested in the real estate industry  in
         the aggregate.

     In  addition  to the foregoing restrictions,  the  Fund  has adopted  the following restrictions which may be changed  by  the
Board  of Directors of the Fund without shareholder approval,  in
order to comply with the securities laws of various states.   Any
such   change  would  be  made  only  upon  advance   notice   to
shareholders  in the form of an amended Statement  of  Additional
Information  filed  with the Securities and Exchange  Commission.
All percentage limitations apply on the date of investment by the
Fund.


         1. The Fund will not invest more than 5% of its total net assets in equity securities which are not readily marketable and in securities of unseasoned companies
         (i.e., companies which have a record of less than three years' continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business).

         2. The Fund will not invest in interests in oil, gas or other mineral leases, but this shall not prohibit the Fund from investing in securities of companies engaged in oil, gas or mineral activities.

         3.   The Fund will not invest in puts, calls, straddles,
         spreads or any combination thereof, and will not  invest
         in  options,  financial futures or stock index  futures,
         other  than  hedging positions or positions  covered  by
         cash  or securities, if as result thereof, more than  5%
         of its assets would be so invested.

         4. Securities of other open-end investment companies will not be purchased.


         5. The Fund will not engage in short sales of securities.

         6.    The  Fund will not purchase or sell real  property
         (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable services of companies which invest in real estate).

         7.    The  Fund  will not purchase securities  of  other
         investment companies, except to the extent permitted  by
         the  1940 Act.  Subject to certain exemptions, as of the
         date  of  this Statement of Additional Information,  the
         1940 Act prohibits the Fund from investing more than  5%
         of  its total assets in securities of another investment
         company, investing more than 10% of its total assets  in
         securities  of  such investment company  and  all  other
         investment companies, or purchasing more than 3% of  the
         total  outstanding  voting stock of  another  investment
         company.    Investments  in  the  securities  of   other
         investment companies may involve duplication of advisory
         fees and certain other expenses.

    All percentage limitations apply on the date of investment by the Fund. As a result, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets of the Fund will not constitute a violation of that restriction.

                     DESCRIPTION OF RATINGS

     As set forth in the Prospectus, the Fund may invest in various debt securities, convertible securities and preferred stock that are assigned specific ratings by NRSROs, including
Standard & Poor's Corporation and Moody's Investor Services, Inc.
A brief description of various of the ratings and their meanings follows.

    Debt Securities

     Standard  and  Poor's Corporation.  An  S&P  corporate  debt rating  is  a  current assessment of the creditworthiness  of  an obligor  with respect to a specific obligation.  This  assessment may take into consideration obligors such as guarantors, insurers
or  lessees.   The ratings are based in varying  degrees  on  the
following considerations:  (i) likelihood of default-capacity and willingness  of the obligor as to the timely payment of  interest and  repayment of principal in accordance with the terms  of  the obligation; (ii) nature of and provisions of the obligation;  and
(iii)  protection afforded by, and the relative position  of  the obligation  in the event of bankruptcy, reorganization  or  other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    S&P's rating categories are as follows:
         AAA   rated  bonds are highest grade obligations.   They
         possess  the  ultimate  degree  of  protection   as   to
         principal  and  interest.  Marketwise,  they  move  with
         interest rates, and hence, provide the maximum safety on
         all counts.

         AA   rated bonds also qualify as high-grade obligations,
         and  in the majority of instances differ from AAA issues
         only in a small degree.  Here, too, prices move with the
         long-term money market.

         A     rated  bonds  are regarded as upper  medium-grade.
         They  have considerable investment strength but are  not
         entirely  free  from  adverse  effects  of  changes   in
         economic  and trade conditions.  Interest and  principal
         are  regarded as safe.  They predominantly reflect money
         rates in their market behavior, but to some extent, also
         economic conditions.

         BBB   rated  bonds, or medium-grade category bonds,  are
         borderline  between  definitely  sound  obligations  and
         those   where   the   speculative  element   begins   to
         predominate.   These bonds have adequate asset  coverage
         and  normally  are  protected by satisfactory  earnings.
         Their    susceptibility    to    changing    conditions,
         particularly   to  depressions,  necessitates   constant
         watching.  Marketwise, the bonds are more responsive  to
         business  and  trade conditions than to interest  rates.
         This  group is the lowest which qualifies for commercial
         bank investment.

         BB-B   rated   bonds  are  regarded,  on   balance,   as
         predominantly speculative with respect to  the  issuer's
         capacity   to  pay  interest  and  repay  principal   in
         accordance with the terms of the obligation.  While such
         bonds  will  likely  have  some quality  and  protective
         characteristics,   these   are   outweighed   by   large
         uncertainties  or  major  risk  exposures   to   adverse
         conditions.

         CCC    rated   bonds   have  a  currently   identifiable
         vulnerability   to  default,  and  are  dependent   upon
         favorable business, financial and economic conditions to
         meet  timely  payment  of  interest  and  repayment   of
         principal.  In the event of adverse business,  financial
         or  economic conditions, they are not likely to have the
         capacity to pay interest and repay principal.

         CC-C   rated   bonds   are  usually  bonds   which   are
         subordinated to senior debt that is assigned  an  actual
         or implied "CCC" or "CCC-" rating.  A "C" rated bond may
         also involve a situation where a bankruptcy petition has
         been filed, but debt service payments are continued.

         D      ted bonds are in payment default.  They involve a
         situation where interest payments or principal  payments
         are  not  made  on the date due even if  the  applicable
         grace  period has not expired, unless Standard &  Poor's
         believes  such payments will be made during  such  grace
         period.  A "D" rated bond may also involve the filing of
         a  bankruptcy  petition  if debt  service  payments  are
         jeopardized.

      Moody's  Investors  Services,  Inc.   Moody's  bond  rating
categories are as follows:

         Aaa   rated  bonds are judged to be of the best quality.
         They  carry the smallest degree of investment  risk  and
         are  generally  referred to as "gilt  edged."   Interest
         payments are protected by a large or by an exceptionally
         stable  margin  and  principal  is  secure.   While  the
         various  protective elements are likely to change,  such
         changes as can be visualized are most unlikely to impair
         the fundamentally strong position of such issues.

         Aa   rated bonds are judged to be of high quality by all
         standards.   Together with the Aaa group  they  comprise
         what are generally known as high-grade bonds.  They  are
         rated  lower  than  the best bonds  because  margins  of
         protection may not be as large as in Aaa securities,  or
         fluctuation  of protective elements may  be  of  greater
         amplitude, or there may be other elements present  which
         make  the long-term risk appear somewhat larger than  in
         Aaa securities.

         A     rated  bonds  possess  many  favorable  investment
         attributes  and  are to be considered as  upper  medium-
         grade obligations.  Factors giving security to principal
         and  interest are considered adequate, but elements  may
         be  present which suggest a susceptibility to impairment
         sometime in the future.

         Baa    rated   bonds   are  considered  as  medium-grade
         obligations, i.e., they are neither highly protected nor
         poorly   secured.   Interest  payments   and   principal
         security  appear adequate for the present,  but  certain
         protective   elements  may  be   lacking   or   may   be
         characteristically unreliable over any great  length  of
         time.     Such   bonds   lack   outstanding   investment
         characteristics   and,   in   fact,   have   speculative
         characteristics as well.

         Ba     rated   bonds  are  judged  to  have  speculative
         elements;  their  future cannot be  considered  as  well
         assured.  Often the protection of interest and principal
         payments  may  be  very moderate and  thereby  not  well
         safeguarded  during  both good and bad  times  over  the
         future.  Uncertainty of position characterizes bonds  in
         this class.

         B     rated bonds generally lack characteristics of  the
         desirable   investment.   Assurance  of   interest   and
         principal payments or of maintenance of other  terms  of
         the contract over any long period of time may be small.

         Caa   rated bonds are of poor standing.  Such issues may
         be in default or there may be present elements of danger
         with respect to principal or interest.

         Ca     rated  bonds  represent  obligations  which   are
         speculative in a high degree.  They are often in default
         or have other marked shortcomings.

         C     rated  bonds are the lowest rated class of  bonds.
         Bonds so rated can be regarded as having extremely  poor
         prospects   of   ever  attaining  any  real   investment
         standing.

    The ratings of S&P and Moody's represent their opinions as to
the  quality  of  the instruments rated by them.   Such  ratings,
which are subject to revision or withdrawal, are general and  are not absolute standards of quality.
Preferred Stock

    Standard & Poor's Corporation. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue.
Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

         I. Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

         II.  Nature of, and provisions of, the issue.

         III.  Relative  position of the issue in  the  event  of
         bankruptcy,   reorganization,  or   other   arrangements
         affecting creditors' rights.

    S&P's rating categories for preferred stock are as follows:

AAA This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA  A  preferred stock issue rated "AA" also qualifies as a high-
    quality fixed income security.  The capacity to pay preferred
    stock   obligations   is  very  strong,   although   not   as
    overwhelming as for issues rated "AAA."

A   An  issue rated "A" is backed by a sound capacity to pay  the preferred  stock  obligations, although it is  somewhat  more
    susceptible   to   the   adverse  effects   of   changes   in
    circumstances and economic conditions.

BBB An  issue  rated "BBB" is regarded as backed by  an  adequate capacity to pay the preferred stock obligations.  Whereas  it normally  exhibits  adequate protection  parameters,  adverse economic conditions or changing circumstances are more likely to  lead  to  a  weakened capacity to  make  payments  for  a preferred stock in this category than for issues in  the  "A"
    category.
BB, B
CCC Preferred  stock rated "BB," "B," and "CCC" are regarded,  on balance,  as  predominantly speculative with respect  to  the
    issuer's  capacity to pay preferred stock obligations.   "BB"
    indicates  the  lowest degree of speculation  and  "CCC"  the
    highest  degree  of  speculation.   While  such  issues  will
    likely  have  some  quality  and protective  characteristics, these  are  outweighed by large uncertainties or  major  risk exposures to adverse conditions.

CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

CA  Preferred stock rated "C" is a non-paying issue.

DA Preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

     Moody's Investors Services, Inc. Because of the fundamental differences between preferred stocks and bonds, Moody's uses a variation of its bond rating symbols in the quality ranking of preferred stock. The symbols, presented below, are designed by Moody's to avoid comparison with bond quality in absolute terms.
It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and these securities are rated by Moody's within the universe of preferred stocks.

    Moody's preferred stock ratings are as follows:

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa  An  issue  which  is  rated "aa" is considered  a  high-grade
    preferred  stock.   This rating indicates  that  there  is  a
    reasonable  assurance the earnings and asset protection  will remain relatively well maintained in the foreseeable future.

a   An  issue  which is rated "a" is considered to be  an  upper-
    medium grade preferred stock.  While the risks are judged  to
    be   somewhat   greater   than  in   the   "aaa"   and   "aa"
    classification,   earnings   and   asset   protection    are,
    nevertheless, expected to be maintained at adequate levels.

baa An  issue  which is rated "baa" is considered to be a  medium grade  preferred stock, neither highly protected  nor  poorly
    secured.   Earnings and asset protection appear  adequate  at
    present  but  may  be questionable over any great  length  of time.

ba  An   issue  which  is  rated  "ba"  is  considered  to   have
    speculative elements and its future cannot be considered well
    assured.   Earnings and asset protection may be very moderate
    and not well safeguarded during adverse periods.  Uncertainty of position characterizes preferred stocks in this class.

b   An   issue   which   is   rated  "b"  generally   lacks   the
    characteristics  of  a  desirable investment.   Assurance  of
    dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c   This  is  the  lowest rated class of preferred or  preference
    stock.   Issues so rated can be regarded as having  extremely
    poor   prospects  of  ever  attaining  any  real   investment
    standing.

General

     The S&P "AA" and "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Moody's  security  rating  symbols  may  contain  numerical modifiers  of  a generic rating classification.  The  modifier  1 indicates  that  the  security ranks in the  higher  end  of  its generic  rating  category, the modifier 2 indicates  a  mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    The ratings of S&P and Moody's represent their opinions as to
the  quality  of  the instruments rated by them.   It  should  be
emphasized  that such ratings, which are subject to  revision  or withdrawal,  are  general  and  are  not  absolute  standards  of quality.
                       INVESTMENT ADVISER

     Under  an  investment advisory agreement dated November  23,
1993,  Nicholas  Company, Inc. (the "Adviser"), 700  North  Water
Street, Suite 1010, Milwaukee, Wisconsin furnishes the Fund  with continuous  investment  service and is  responsible  for  overall management  of the Fund's business affairs subject to supervision by  the Fund's Board of Directors.  Nicholas Company, Inc. is the
investment  adviser to five other mutual funds,  which  like  the
Fund  are  sold  without a sales charge, and to approximately  25
institutions   and   individuals  with   substantial   investment
portfolios.   The  other funds for which Nicholas  Company,  Inc.
acts  as  investment  adviser are Nicholas Fund,  Inc.,  Nicholas
Income  Fund, Inc., Nicholas II, Inc., Nicholas Limited  Edition,
Inc.   and  Nicholas  Money  Market  Fund,  Inc.,  with   primary
investment objectives and net assets as set forth below.


							       Net Assets at
     Fund                       Primary Investment Objective   March 31, 1998
   -------                      ----------------------------   --------------
Nicholas Fund, Inc.                Capital Appreciation         $5,907,204,282
Nicholas II, Inc.                  Long-Term Growth             $1,177,064,447
Nicholas Limited Edition, Inc.     Long-Term Growth             $  389,577,554
Nicholas Income Fund, Inc.         High Current Income          $  268,671,650
Nicholas Money Market Fund, Inc.   Current Income               $  128,816,879
Nicholas  Equity Income Fund, Inc. Reasonable  Income           $   28,971,893

     The  annual fee paid to the Adviser is paid monthly  and  is based  on  the average net asset value of the Fund, as determined by  valuations  made  at the close of each business  day  of  the month.  The annual fee is seven-tenths of one percent (.70 of 1%)
of  the  average net asset value of the Fund, up to and including
$50,000,000,  and six-tenths of one percent (.60 of  1%)  of  the average  net asset value in excess of $50,000,000.  From time  to time,  the Adviser may voluntarily waive all or a portion of  its management  fee  and/or  absorb  certain  Fund  expenses  without further  notification of the commencement or termination of  such
waiver  or  absorption.   Any  such  waiver  or  absorption  will
temporarily  lower the Fund's overall expense ratio and  increase the  Fund's  overall return to investors. Effective February  12,
1996, the Adviser began to absorb all Fund expenses in excess  of
0.90%  of net assets.  For the fiscal year ended March 31,  1996, the  Adviser  reimbursed $2,144 to the Fund, for the fiscal  year ended March 31, 1997, the Adviser reimbursed $50,419 to the Fund, and  for  the  fiscal  year ended March  31,  1998,  the  Adviser reimbursed  $46,168 to the Fund.  During the fiscal  years  ended
March  31,  1996,  1997 and 1998, the Fund paid  the  Adviser  an aggregate  of  $94,349 (after reimbursement of  $2,144),  $77,384
(after   reimbursement   of   $50,419),   and   $129,059   (after
reimbursement of $46,168), respectively, in fees.

      Under   the  Investment  Advisory  Agreement,  the  Adviser
furnishes   the  Fund  with  office  space,  office   facilities,
executive  officers  and  executive  expenses  (such  as   health
insurance  premiums for executive officers),  any  of  which  are subject  to  reimbursement by the Fund at the Adviser's  request.
The  Adviser bears all sales and promotional expenses of the Fund other  than  expenses incurred in complying with laws  regulating the  issue  or  sale of securities.  The Fund  pays  all  of  its operating expenses.  Included as "operating expenses" are fees of directors  who  are  not interested persons  of  the  Adviser  or officers or employees of the Fund, salaries of administrative and clerical  personnel, association membership  dues,  auditing  and accounting services, legal fees and expenses, printing, fees  and expenses  of  any  custodian or trustee having  custody  of  Fund assets,  postage,  charges and expenses  of  dividend  disbursing agents, registrars and stock transfer agents, including the  cost of  keeping  all necessary shareholder records and  accounts  and
handling  any problems related thereto, and certain other   costs
and costs related to the aforementioned items.

     The Adviser also has undertaken to reimburse the Fund to the extent  that  the aggregate annual operating expenses,  including the  investment  advisory  fee  but  excluding  interest,  taxes, brokerage  commissions,  litigation and  extraordinary  expenses, exceed  the  lowest  (i.e., most restrictive) percentage  of  the
Fund's  average net assets established by the laws of the  states in which the Fund's shares are registered for sale, as determined by  valuations made as of the close of each business day  of  the
year.   The  Adviser shall reimburse the Fund at the end  of  any
fiscal  year  in  which the aggregate annual  operating  expenses exceed  such restrictive percentage.  The total expenses  of  the
Fund  as  a  percentage of net assets for the fiscal years  ended
March 31, 1997 and 1998 were 0.90% in each year.  The Adviser was not  required to  reimburse the Fund for excess expenses for  the fiscal  years  ended March 31, 1997 or 1998, but did  voluntarily waive a portion of its management fee during these two years.

     Albert  O.  Nicholas,  President, Portfolio  Manager  and  a
Director  of  the  Fund, is also Chairman and a Director  of  the
Adviser,  and is a controlling person of the Adviser through  his ownership  of  91%  of the outstanding voting securities  of  the
Adviser.    Thomas  J.  Saeger,  Executive  Vice  President   and
Secretary  of the Fund, is Executive Vice President and Assistant
Secretary  of  the Adviser.  David L. Johnson is  Executive  Vice
President  of  the  Fund  and Executive  Vice  President  of  the
Adviser.  He is a brother-in-law of Albert O. Nicholas.  Lynn  S.
Nicholas,  Senior  Vice President of the  Fund,  is  Senior  Vice
President  of  the  Adviser.  She is the daughter  of  Albert  O.
Nicholas.  David O. Nicholas, Senior Vice President of the  Fund,
is  President and a Director of the Adviser.  He is  the  son  of
Albert  O.  Nicholas.  Candace L. Lesak, Vice  President  of  the
Fund,  is  an  employee of the Adviser.  Tracy  C.  Eberlein,  an
Assistant Vice President of the Fund, also is an employee of  the
Adviser.  Jeffrey T. May, Senior Vice President and Treasurer  of
the  Fund, is Senior Vice President and Treasurer of the Adviser.
Mark J. Giese, Vice President of the Fund, also is Vice President of  the Adviser.  David E. Leichtfuss, Secretary and Director  of
the  Adviser,  is  a partner in the law firm of  Michael  Best  &
Friedrich  LLP, Milwaukee, Wisconsin, legal counsel to  both  the
Fund and the Adviser.  Daniel J. Nicholas, 2618 Harlem Boulevard,
Rockford,  Illinois, is a Director of the Adviser, a  brother  of
Albert O. Nicholas, and a private investor.

MANAGEMENT - DIRECTORS, EXECUTIVE OFFICERS AND PORTFOLIO MANAGERS
OF THE FUND

     The  overall  operations of the Fund are  conducted  by  the officers of the Fund under the control and direction of its Board
of   Directors.    The  state  of  Maryland  permits   registered
investment  companies, such as the Fund, to  operate  without  an annual  meeting of shareholders under specified circumstances  if an  annual meeting is not required by the Investment Company  Act of 1940, as amended.  The Fund has adopted appropriate provisions in  its  Articles  of  Incorporation and  will  not  hold  annual meetings  of  shareholders  to elect directors  unless  otherwise required  to  do so.  The Fund will hold shareholder meetings  at such  time as may be required to fill existing vacancies  on  the
Board in the event less than a majority of the directors then  in office  have  been elected by shareholders.  The following  table sets  forth  the pertinent information about the Fund's  officers and directors at June 30, 1998:


      NAME AGE AND          POSITIONS            PRINCIPAL OCCUPATIONS
	ADDRESS             HELD WITH            DURING PAST FIVE YEARS
			       FUND
------------------------    -----------    --------------------------------
* Albert O. Nicholas, 67     President,    Chairman  and Director,  Nicholas
  700 N. Water Street        Portfolio     Company,  Inc., since  1967.   He
  Milwaukee, WI  53202       Manager and   has been Portfolio Manager(or Co-
					   Portfolio Manager, in the case of
					   Nicholas  Fund,   Inc.      since
					   November 1996) for, and primarily
					   responsible        for        the
					   day-to-day  management  of,   the
					   portfolios of Nicholas Fund, Inc.
					   and  Nicholas Income  Fund,  Inc.
					   since the Nicholas Company,  Inc.
					   has  served as investment adviser
					   for  such  funds.   He  also  was
					   Portfolio  Manager  for  Nicholas
					   II,  Inc.  and  Nicholas  Limited
					   Edition,  Inc. from the  date  of
					   each  such fund's inception until
					   March  1993.   He is a  Chartered
					   Financial Analyst.
  Melvin L. Schultz, 65      Director      Director      and      Management
  3636 N. 124th Street                     Consultant,          Professional
  Wauwatosa, WI  53222                     Management of Milwaukee, Inc.  He
					   offers   financial   advice    to
					   members of the medical and dental
					   professions  and is  a  Certified
					   Professional Business Consultant.
  Richard Seaman, 72         Director      Management  Consultant,   on   an
  5270 N. Maple Lane                       independent  basis, primarily  in
  Nashotah, WI  53058                      the     areas     of     mergers,
					   acquisitions    and     strategic
					   planning.
  Robert H. Bock, 66         Director      Professor  of Business  Strategy,
  3132 Waucheeta Trail                     Ethics   and   Venture   Capital,
  Madison, WI  53711                       University of Wisconsin School of
					   Business,  since 1965. From  1972
					   to  1984,  he  was  Dean  of  the
					   School of Business.
  David L. Johnson, 56       Executive     Executive     Vice     President,
  700 N. Water Street        Vice          Nicholas   Company,   Inc.,   the
  Milwaukee, WI  53202       President     Adviser to the Fund, and employed
					   by the Adviser since 1980.  He is
					   a Chartered Financial Analyst.
  Thomas J. Saeger, 54       Executive     Executive   Vice  President   and
  700 N. Water Street        Vice          Assistant   Secretary,   Nicholas
  Milwaukee, WI  53202       President     Company, Inc., the Adviser to the
			     and           Fund, and employed by the Adviser
			     Secretary     since  1969.   He is a  Certified
					   Public Accountant.
  Lynn S. Nicholas, 41       Senior Vice   Senior  Vice President,  Nicholas
  700 N. Water Street        President     Company, Inc., the Adviser to the
  Milwaukee, WI  53202                     Fund, and employed by the Adviser
					   since September 1983.  She  is  a
					   Chartered Financial Analyst.
  David O. Nicholas, 37      Senior Vice   President,         and          a
  700 N. Water Street        President     Director    of           Nicholas
  Milwaukee, WI  53202                     Company, Inc., the Adviser to the
					   Fund, and employed by the Adviser
					   since December 1985.  He has been
					   Portfolio   Manager   for,    and
					   primarily responsible for the day-
					   to-day    management   of,    the
					   portfolios of Nicholas  II,  Inc.
					   and   Nicholas  Limited  Edition,
					   Inc.  since March 1993.  He  also
					   has been Co-Portfolio  Manager of
					   Nicholas   Fund,  Inc.      since
					   November 1996.  He is a Chartered
					   Financial Analyst.
  Jeffrey T. May, 42         Senior Vice   Senior    Vice   President    and
  700 N. Water Street        President     Treasurer,   Nicholas    Company,
  Milwaukee, WI  53202       and           Inc., the Adviser to the Fund and
			     Treasurer     employed  by  the  Adviser  since
					   July  1987.   He is  a  Certified
					   Public Accountant.


  Mark J. Giese, 27          Vice          Vice   President,  Nicholas
  700 N. Water Street        President     Company,   Inc.,   700   N.
  Milwaukee, WI 53202                      Water   Street,  Milwaukee,
                                           WI  53202,  the Adviser  to
                                           the  Fund, since July 1994.
                                           He   graduated   from   the
                                           University   of  Wisconsin-
                                           Madison  with a Masters  of
                                           Science  degree in  Finance
                                           in  May of 1994.  He  is  a
                                           Certified            Public
                                           Accountant and a  Chartered
                                           Financial Analyst.
  Candace L. Lesak, 40       Vice          Employee, Nicholas Company, Inc.,
  700 N. Water Street        President     the  Adviser  to the Fund,  since
  Milwaukee, WI  53202                     February   1983.    She   is    a
					   Certified Financial Planner.
  Tracy C. Eberlein, 37      Assistant     Employee, Nicholas Company, Inc.,
  700 N. Water Street        Vice          the  Adviser  to  the Fund, since
  Milwaukee, WI 53202        President     January 1985. She is a  Certified
					   Financial Planner.

____________________

* Albert O. Nicholas is the only director of the Fund who is an "interested person" in the Adviser, as that term is defined in the 1940 Act.

      Mr.  Albert O. Nicholas serves as Portfolio Manager of  the
Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. David O. Nicholas assists in such management.

      Reference is made to the Section "Investment Adviser" for a description of the relationships of the officers of the Fund to the Adviser and the family relationships between directors of the Adviser and officers and directors of the Fund. All directors and executive officers of the Fund as a group (twelve in number) beneficially owned approximately 35.7% of the shares of Common
Stock of the Fund at June 30, 1998.


      The  Investment  Advisory Agreement between  the  Fund  and
Nicholas Company, Inc. states that the Fund shall pay the directors' fees of directors who are not interested persons of Nicholas Equity Income Fund, Inc.

      The  table  below  sets  forth the  aggregate  compensation received  from the Fund by all directors of the Fund  during  the fiscal  year  ended  March 31, 1998.  No  officers  of  the  Fund
receive   any  compensation  from  the  Fund,  but  rather,   are
compensated  by  the  Adviser in accordance with  its  investment advisory agreement with the Fund.


			  AGGRREGATE     PENSION OR RETIREMENT    ESTIMATED           TOTAL COMPENSATION
			  COMPENSATION     BENEFITS ACCRUED AS   ANNUAL BENEFITS       FROM FUND TO FUND
			  FROM THE FUND   PART OF FUND EXPENSES  UPON RETIREMENT  COMPLEX PAID TO DIRECTORS (1)
			  -------------   ---------------------  ---------------  -------------------------
Albert O. Nicholas (2)    $0                $0                     $0                  $0
Melvin L. Schultz  (2)    $1200             $0                     $0                  $17,400
Richard Seaman     (2)    $1200             $0                     $0                  $10,200
Robert H. Bock     (2)    $1200             $0                     $0                  $10,200




(1) During the fiscal year ended March 31, 1998, the Fund and other funds in its Fund Complex (i.e., those funds which also have Nicholas Company, Inc. as its investment adviser, namely Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc.) compensated those directors who are not "interested persons" of the Adviser in the form of an annual retainer per director per fund and meeting attendance fees. During the fiscal year ended March 31, 1998, the Fund compensated the disinterested directors at a rate of $300 per director per meeting attended. The disinterested directors did not receive any other form or amount of compensation from the Fund Complex during the fiscal year ended March 31, 1998. All other directors and officers of the Fund were compensated by the Adviser in accordance with its investment advisory agreement.

(2) Mr. Albert O. Nicholas also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Schultz also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Seaman also is a member of the Board of Directors of Nicholas Fund, Inc. and Nicholas II, Inc. Mr. Bock also is a member of the Board of Directors of Nicholas Fund, Inc. and Nicholas II, Inc.

                     PRINCIPAL SHAREHOLDERS

      The following table sets forth the beneficial ownership of shares of Common Stock of the Fund at June 30, 1998 by each person known to the Fund to own more than 5% of the issued and outstanding shares of Common Stock of the Fund.

                         Number of Shares       Percent of
 Name and Address        of Common Stock          Total
of Beneficial Owner     Beneficially Owned  Outstanding Shares
-------------------     ------------------  ------------------
Albert O. Nicholas
700 North Water Street
Milwaukee, WI  53202        562,197(1)           27.1%(1)

Nicholas Family Foundation
c/o  Lynn S. Nicholas
10309 N. River Road
Mequon, WI 53092            117,360(2)            5.7%(2)

 (1) Nicholas Company, Inc., the investment adviser to the Fund, owns no shares of Common Stock. Albert O. Nicholas, President and a Director of the Fund, Chairman and a Director of the Adviser, and owner of 91% of the outstanding voting securities of the Adviser, owns no shares of Common Stock. Nancy Nicholas, the spouse of Mr. Nicholas, owns
     517,089 shares of Common Stock. Mr. Nicholas, along with David E. Leichtfuss, are the trustees of the Nicholas Company, Inc. Profit-Sharing Trust, which owns 45,108 shares of Common Stock. Both have the right, in conjunction with one another, to vote these shares of Common Stock. As a beneficial owner of more than 25% of the issued and outstanding shares of Common Stock of the Fund, Mr. Nicholas may be deemed to "control" the Fund, as such term is defined in the Investment Company Act of 1940.
(2) All shares of Common Stock listed are owned of record by the Nicholas Family Foundation.

                   PURCHASE OF CAPITAL STOCK

      Applications for the purchase of shares are made to Nicholas Equity Income Fund, Inc., c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944. The Fund has available an Automatic Investment Plan for shareholders. Anyone interested should contact the Fund for additional information.

      The price per share will be the net asset value next computed after the time the application is received in proper order and accepted by the Fund or by an authorized agent of the Fund. The determination of the net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the New York Stock Exchange (the "Exchange") on that day (usually 4:00 p.m., New York time). Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents; therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box, does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier should not be sent to the Post Office Box address. OVERNIGHT COURIER DELIVERY SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment. Payment should be made by check or money order drawn on a U.S. bank, savings and loan or credit union. The custodian will charge a $20 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous to shareholders. Any account (including custodial accounts) opened without a proper social security number or taxpayer identification number may be liquidated and distributed to the owner(s) of record on the first business day following the 60th day of investment (net of the back-up withholding tax amount).

      The Fund has established $2,000 as the minimum initial purchase. The minimum for any subsequent purchases is $100 except in the case of reinvestment of distributions. The Automatic Investment Plan has a minimum monthly investment of $50. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below $2,000 due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give 30 days advance written notice to the accounts below such minimum.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. If a wire purchase is to be an initial purchase, please call Firstar Trust Company (414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire. To purchase shares of the Fund by federal wire transfer, instruct your bank to use the following instructions:

     Wire To:         Firstar Bank Milwaukee, N.A.
                      ABA 075000022

     Credit:          Firstar Trust Company
                      Account 112-952-137
                      777 East Wisconsin Avenue
                      Milwaukee, Wisconsin 53202

     Further Credit:  Nicholas Equity Income Fund, Inc.
                      (shareholder account number)
                      (shareholder registration)

     Please call Firstar Trust Company at 414-276-0535 or 800-544-6547 prior to sending the wire in order to obtain a confirmation
number and to ensure prompt and accurate handling of funds.   The
Fund  and  its  transfer  agent  are  not  responsible  for   the
consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.


      Shares of Common Stock of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of Common Stock of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record. Certain service providers may receive compensation from the Fund for providing transfer agent-type services relating to the accounts held in street name. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A Processing Intermediary may be required to register as a broker or dealer under certain state laws.

      An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Prospectus. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Such charges may vary among broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to the Fund or the Adviser. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Signature guarantees may be required. Direct purchase or sale of shares of Common Stock of the Fund may be made without a sales or redemption charge.

      The Fund also may enter into arrangements with some Processing Intermediaries authorizing them to process purchase orders or redemption requests on behalf of the Fund on an expedited basis (an "authorized agent"). Receipt of a purchase order or redemption request by an authorized agent will be deemed to be receipt by the Fund for purposes of determining the net asset value of Fund shares to be purchased or redeemed. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's net asset value per share next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the net asset value per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

      Certificates representing Fund shares purchased will not be issued unless the shareholder specifically requests certificates by signed written request to the Fund. Certificates are mailed to requesting shareholders approximately two weeks after receipt of the request by the Fund. In no instance will certificates be issued for fractional shares. When certificates are not requested, the Fund's transfer agent, Firstar Trust Company, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases and redemptions of Fund shares.


                  REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund at any time during normal business hours to redeem his/her shares in whole or in part. If in writing, redemption requests must be signed by each shareholder in the exact manner as the Fund account is registered and must state the amount of redemption. The shareholder account number and tax identification number or social security number also are necessary. When shares are represented by certificates, redemption is accomplished by delivering to the Fund, c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, the certificate(s) for the full shares to be redeemed. The certificate(s) must be properly endorsed or accompanied by instrument of transfer, in either case, with signatures guaranteed by an "eligible guarantor institution" as defined in
Section 240.17Ad-15 of the Code of Federal Regulations. An "eligible guarantor institution" includes a bank, a savings and loan association, a credit union or a member firm of a national securities exchange. A notary public is not an acceptable guarantor.

      If certificates have not been issued, redemption can be accomplished by delivering an original signed written request for redemption addressed to Nicholas Equity Income Fund, Inc., c/o Firstar Trust Company. Facsimile transmission of redemption requests is not acceptable. If the account registration is individual, joint tenants, sole proprietorship, custodial (Uniform Transfer to Minors Act) or general partners, the written request must be signed exactly as the account is registered. Both owners must sign if the account is owned jointly. Written confirmations are issued for all redemptions of Fund shares.

      The Fund may require additional supporting documents for written redemptions made by corporations, executors, administrators, trustees and guardians. Specifically, if the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must have a copy of the title and signature page of the trust agreement on file or be accompanied by the trust agreement and signed by the trustee(s). A copy of the trust document certified within the last 60 days is required if the trustee's name is not registered on the account.

      Please write or call Firstar Trust Company (414-276-0535 or 800-544-6547), prior to submitting a written redemption request if there is doubt as to what documents or instruments are necessary in order to redeem shares. A written redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company. See "Purchase of Capital Stock" for a description of certain arrangements the Fund may enter into with Processing Intermediaries to process redemption requests on an expedited basis.

      Shareholders who have an individual retirement account ("IRA"), a master retirement plan or other retirement plan must indicate on their written redemption requests whether or not to withhold federal income tax. Redemption requests lacking an election not to have federal income tax withheld will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services or receipt at Firstar Trust Company's Post Office Box of redemption requests does not constitute receipt by Firstar Trust Company or the Fund. DO NOT MAIL LETTERS BY OVERNIGHT COURIER TO THE POST OFFICE BOX ADDRESS. CORRESPONDENCE MAILED BY OVERNIGHT COURIER SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in writing. This option does not apply to IRA accounts and master retirement plans for which Firstar Trust Company acts as custodian. Telephone redemptions can only be made by calling Firstar Trust Company at 414-276-0535 or 800-544-6547. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and its transfer agent employ reasonable procedures to confirm that such instructions are genuine. In addition to the account registration, you will be required to provide the account number and the social security number. Telephone calls will be recorded. Telephone redemption requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's net asset value. There will be no exceptions due to market activity. During periods of substantial economic or market changes, telephone transactions may be difficult to implement. If a shareholder is unable to contact Firstar Trust Company by telephone, shares also may be redeemed by delivering the
redemption  request  in  person or  by  mail.        The  maximum
telephone redemption is $25,000 per account/per business day. The maximum telephone redemption for related accounts is $100,000 per business day. The minimum telephone redemption is $500 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of redemption instructions received by telephone which they reasonably believe to be genuine, even if such instructions prove to be unauthorized or fraudulent. The Fund and Firstar Trust Company will employ reasonable procedures to confirm that instructions received by telephone are genuine, and if they do not, they may be liable for losses due to unauthorized or fraudulent instructions.


      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds also may be wired to a pre-authorized account at a commercial bank in the United States. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

      The redemption price is the net asset value next computed after the time of receipt by Firstar Trust Company (or by an authorized agent of the Fund) of the certificate(s) or written request in the proper form set forth above, or pursuant to proper telephone instructions. Shares tendered for redemption on a day the New York Stock Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Requests for redemption of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open. The redemption price will depend on the market value of the investments in the Fund's portfolio at the time of redemption and may be more or less than the cost of shares redeemed. A redemption generally is treated as a sale of the shares being redeemed for federal income tax purposes. This means the shareholder recognizes a capital gain or loss equal to the difference between the redemption price and the shareholder's cost for the shares being redeemed.

      All redemptions will be processed immediately upon receipt. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. The Fund ordinarily will make payment for redeemed shares within seven days after receipt of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. Redemption proceeds to be wired ordinarily will be wired within seven days after receipt of the request, and normally will be wired on the next business day after a net asset value is determined. Firstar Trust Company charges a wire redemption fee of $12.00. The Fund reserves the right to hold payment up to 15 days or until satisfied that investments made by check have been collected.

       Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below $2,000 due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give 30 days advance written notice to the accounts below such minimum.

      Signature Guarantees. A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions: (i) if you change the ownership on your account; (ii) upon redemption of shares when certificates have been issued for your account; (iii) when you want the redemption proceeds sent to a different address than is registered on the account; (iv) for both certificated and uncertificated shares if the proceeds are to be made payable to someone other than the account owner(s); (v) any redemption transmitted by federal wire transfer to your bank not previously set up with the Fund; or
(vi) if a change of address request has been received by the Fund or Firstar Trust Company within 15 days of a redemption request. In addition, signature guarantees are required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee, if required, is received in proper form. A notary public is not an acceptable guarantor.


                     EXCHANGE BETWEEN FUNDS

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. When an exchange into the Nicholas Money Market Fund, Inc. would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the Fund will be redeemed on the day upon which the exchange request is received; however, issuance of Nicholas Money Market Fund, Inc. shares may be delayed an additional business day in order to avoid the dilutive effect on return (i.e., reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. In such a case, the exchanged amount would be uninvested for this one day period. Shareholders interested in exercising the exchange privilege must obtain the appropriate prospectus from Nicholas Company, Inc. Such an exchange constitutes a sale for federal tax purposes and a capital gain or loss generally will be recognized upon the exchange. This depends upon whether the net asset value at the time is more or less than the shareholder's cost. An exchange between the funds involving master retirement (Keogh) or IRA accounts generally will not constitute a taxable transaction for federal tax purposes.

      The exchange privilege may be terminated or modified only upon 60 days advance notice to shareholders. Shareholders are reminded, however, that Nicholas Limited Edition, Inc. is restricted in size, and thus the exchange privilege into that fund may be terminated or modified at a time when that maximum is reached.

      Shares of the Fund may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc. and Nicholas Money Market Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation. Nicholas II, Inc. and Nicholas Limited Edition, Inc. have long-term growth as their investment objective. Nicholas Income Fund, Inc.'s investment objective is to seek high current income consistent with the preservation and conservation of capital value. Nicholas Money Market Fund, Inc. has an investment objective of achieving as high a level of current income as is consistent with preserving capital and providing liquidity.

      Exchange of shares can be accomplished in the following ways:

      Exchange by Mail. An exchange of shares of the Fund for shares of other available Nicholas mutual funds will be made without cost to the investor through written request.
Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc. Signatures required are the same as previously explained under "Redemption of Capital Stock."

       Exchange by Telephone. Shareholders may exchange by telephone among all funds for which the Nicholas Company, Inc. serves as investment adviser. Only exchanges of $500 or more may be executed using the telephone exchange privilege. Firstar Trust Company charges a $5.00 fee for each telephone exchange. In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000, with a maximum of $l,000,000 per day for related accounts. Four telephone exchanges per account during any twelve month period will be allowed.

      Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone.

      Telephone exchanges can only be made by calling Firstar Trust Company at 414-276-0535 or 800-544-6547. You will be required to provide pertinent information regarding your account (social security number and account number). Calls will be recorded.


                   TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions to transfer capital stock can be obtained by writing or calling Firstar Trust Company (414-276-0535 or 800-544-6547) or Nicholas Company, Inc. (414-272-6133 or 800-227-5987) prior to submitting any transfer requests.


                DETERMINATION OF NET ASSET VALUE

      The net asset value per share will be computed by the Adviser as of the close of trading on the New York Stock Exchange on each day the Exchange is open for unrestricted trading. The Exchange generally is open for trading Monday through Friday except New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Martin Luther King Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist (such as the ending of a monthly or yearly accounting period). The net asset value per share is determined by dividing the total value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of determination. A portfolio security which is traded on a national securities exchange or NASDAQ ordinarily will be valued at the price of the last sale on such exchange. If no sale has occurred on the date as of which assets are valued, it normally will be valued at the latest bid price.

      Long-term debt securities will be valued at the current evaluated bid price. Bid prices for debt securities are obtained from the Fund's pricing service which consults one or more market makers of each debt security being priced. Debt securities listed on a national exchange may be priced at the last sales price if the Fund's pricing service believes that such price represents market value of the security for institutional trades. The pricing of all debt securities takes into account the fact that the Fund trades in institutional size trading units.
Securities for which there are no readily available market quotations and other assets and liabilities of the Fund will be valued at fair value using methods determined in good faith by the Board of Directors.


                DIVIDENDS AND FEDERAL TAX STATUS

      Dividends of the Fund, if any, are paid to shareholders usually in April, July, October and December. In those years in which sales of portfolio securities result in net realized capital gains (after utilization of any available capital loss carry-overs), such gains are distributed to shareholders usually in December and April. It is the practice of the Fund to distribute capital gains in shares of the Fund at net asset value or, at each shareholder's election, in cash.

      The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to ensure that little or no federal income or excise taxes will be payable by the Fund.

      Distributions by the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders that are not subject to tax on their income. Long-term capital gain distributed by the Fund will retain the character that it had at the Fund level. The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months. Subsequent legislation has reduced the 18 month holding period to 12 months for all sales on or after January 1, 1998. Income distributed from the Fund's net investment income and net realized short-term capital gains are taxable to shareholders as ordinary income. The Fund will provide information to shareholders concerning the character and federal tax treatment of all dividends and distributions.

      At the time of purchase of shares, the Fund may have undistributed income or capital gains included in the computation of the net asset value per share. Therefore, a dividend or capital gain distribution received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

     Under federal law, some shareholders may be subject to a 31% back-up withholding on reportable dividends, capital gain distributions (if any) and redemption payments. Generally under federal law, shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or (ii) who have failed to declare or underreported certain income on their federal returns. An investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he or she is not subject to backup withholding when establishing an account.

      The foregoing tax discussion relates solely to federal income taxes only and is not intended to be a complete discussion of all federal tax consequences. Shareholders should consult with a tax adviser concerning the federal, state and local tax aspects of an investment in the Fund.

                   DIVIDEND REINVESTMENT PLAN

      Unless a shareholder elects to accept cash in lieu of shares, all dividend and capital gain distributions are automatically reinvested in additional shares of the Fund through the Dividend Reinvestment Plan. An election to accept cash may be made on an application to purchase shares or by separate written notification or by telephone. All reinvestments are at the net asset value per share in effect on the dividend or distribution date and are credited to the shareholder's account. Shareholders will be advised of the number of shares purchased and the price following each reinvestment.

      Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving written or telephonic notice to the Transfer Agent. An election must be received by the Transfer Agent prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date. The Fund may modify or terminate the Dividend Reinvestment Plan at any time on 30 days written notice to participants.

                   SYSTEMATIC WITHDRAWAL PLAN

     Shareholders who have purchased or currently own Fund shares worth $10,000 or more at the current market value may open a Systematic Withdrawal Plan and receive monthly, quarterly, semi-annual or annual checks for any designated amount. Firstar Trust Company reinvests all income and capital gain dividends in shares of the Fund. Shareholders may add shares to, withdraw shares from, or terminate the Plan, at any time. Each withdrawal may be a taxable event to the shareholder. Liquidation of shares in excess of distributions may deplete or possibly use up the initial investment, particularly in the event of a market decline, and withdrawals cannot be considered a yield or income on the investment. In addition to termination of the Plan by the Fund or shareholders, the Plan may be terminated by Firstar Trust Company upon written notice mailed to the shareholders. Please contact the Nicholas Company for copies of the Plan documents.


                 INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals may be able to establish a traditional IRA, a Roth IRA and/or an education IRA. The Fund offers prototype IRA plans for adoption by individuals who qualify. A description of applicable service fees and application forms are available upon request from the Fund. The IRA documents also contain a Disclosure Statement which the IRS requires to be furnished to individuals who are considering adopting an IRA. It is important you obtain up-to-date information from the Fund before opening an IRA.

    Individuals who receive compensation, including earnings from self-employment, may be entitled to establish and make contributors to a traditional IRA. Taxation of the income and gains paid to a traditional IRA by the Fund is deferred until distribution from the IRA.

    The Taxpayer Relief Act of 1997 has created the new Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain income phaseouts apply.

     The Taxpayer Relief Act of 1997 also has created the new education IRA. Like the Roth IRA, contributions are non-deductible, but the investment earnings accumulate tax-free, and distributions used for higher education expenses are not taxable. Contribution limits are $500 per account and certain income phaseouts apply.

     As  long as the aggregate IRA contributions meet the  Fund's minimum investment requirement of $2,000, the Fund will accept any allocation of such contribution between spousal, deductible and non-deductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions.



                     MASTER RETIREMENT PLAN

     The Fund has available a master retirement plan (formerly called a "Keogh" Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the plan is recommended.


                           BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiations of the commissions to be paid on such transactions. The Adviser selects a broker or dealer for the execution of a portfolio transaction on the basis that such broker or dealer will execute the order as promptly and efficiently as possible subject to the overriding policy of the Fund. This policy is to obtain the best market price and reasonable execution for all its transactions, giving due consideration to such factors as reliability of execution and the value of research, statistical and price quotation services provided by such broker or dealer. The research services provided by brokers consist of recommendations to purchase or sell specific securities, the rendering of advice regarding events involving specific issuers of securities and events and current conditions in specific industries, and the rendering of advice regarding general economic conditions affecting the stock market and the economy.


     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in recognition of the value of the brokerage and research service provided by the broker or dealer. Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto.

     The Adviser does not specifically negotiate commissions and charges with a broker or dealer in advance of each transaction. The approximate brokerage discount and charges are, however, generally known to the Adviser prior to effecting the transaction. In determining the overall reasonableness of the commissions paid, the Adviser compares the commission rates to those it pays on transactions for its other client accounts and to the rates generally charged in the industry to institutional investors such as the Fund. The commissions also are considered in view of the value of the research, statistical and price quotation services, if any, rendered by the broker or dealer through whom a transaction is placed.

     Purchases and sales of portfolio securities are frequently placed, without any agreement or undertaking to do so, with brokers and dealers who provide the Adviser with such brokerage and research services. The Adviser may cause the Fund to pay a broker, which provides brokerage and research services to the Adviser, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Adviser believes it is important to its investment decision-making process to have access to independent research. The Adviser understands that since the brokers and dealers rendering such services are compensated through commissions, such services would be unilaterally reduced or eliminated by the brokers and dealers if none of the Fund's transactions were placed through them. While these services have value which cannot be measured in dollars, the Adviser believes such services do not reduce the Fund's or the Adviser's expenses. Higher commissions may be paid by the Fund, provided (i) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (ii) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal law; and (iii) in the Adviser's opinion, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.


     In instances where it is determined by the Adviser that the supplemental research and statistical services are of significant value, it is the practice of the Adviser to place the Fund's transactions with brokers or dealers who are paid a higher commission than other brokers or dealers. The Adviser utilizes research and other information obtained from brokers and dealers in managing its other client accounts. On the other hand, the Adviser obtains research and information from brokers and dealers who transact trades for the Adviser's other client accounts, which also are utilized by the Adviser in managing the Fund's portfolio.

     The Adviser, which is the investment adviser to the Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas II, Inc. and Nicholas Money Market Fund, Inc., as well as to the Fund, may occasionally make investment decisions which would involve the purchase or sale of securities for the portfolios of more than one of the six funds at the same time. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the Adviser's policy not to favor one fund over another in making recommendations or in placing orders. The Adviser has adopted procedures that provide generally for the Adviser to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Adviser, and other advisory clients. The Adviser will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account (subject to certain exceptions) and each participating account will participate at the average share price for the bunched order on the same business day.

    The Adviser may effect portfolio transactions with brokers or
dealers  who  recommend the purchase of the Fund's  shares.   The
Adviser   may   not   allocate  brokerage   on   the   basis   of
recommendations to purchase shares of the Fund.

     Over-the-counter market purchases and sales generally are transacted directly with principal market makers who retain the difference between their cost in a security and its selling price. In some circumstances where, in the opinion of the Adviser, better prices and executions are available elsewhere, the transactions are placed through brokers who are paid commissions directly. The Fund paid aggregate brokerage commissions of approximately $13,577, $10,970 and $13,877 for the fiscal years ended March 31, 1996, 1997 and 1998, respectively. The Fund's portfolio turnover rate was 23.05% and 36.83% for the fiscal years ended March 31, 1997 and 1998, respectively.

                        PERFORMANCE DATA

     The Fund may from time to time include its "total return," "average annual total return," "yield" and "distribution rate" in advertisements or in information furnished to present and prospective shareholders. All performance figures are based on historical earnings and are not intended to indicate future results. The "total return" of the Fund is expressed as a ratio of the increase (or decrease) in value of a hypothetical investment in the Fund at the end of a measuring period to the amount initially invested. The "average annual total return" is the total return discounted for the number of represented time periods and is expressed as a percentage. The rate represents the annual rate achieved on the initial investment to arrive at the ending redeemable value. The ending value assumes reinvestment of dividends and capital gains and the reduction of account charges, if any. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

     The "average annual total return" and "total return" are computed according to the following formulas:

				n
			 P(1+T)  = ERV
			      or
		     Total Return = ERV - 1
				    ---
				     P

	      Average Annual Total Return = nth root of   ERV
							------  -1
							   P
where:

P = a hypothetical initial payment of $1,000.
T = average annual total return.
n  =  number of years from initial investment to the end  of  the period.
ERV  =  at  the  end of the stated period, the ending  redeemable value  of a hypothetical $1,000 payment made at the beginning  of the stated period.
                                                            For the Time
			      For the One Year        Period From Inception
				Period Ended           (November 23, 1993)
                               March 31, 1998           to March 31, 1998
			      ----------------    ---------------------------
Total Return                       27.83%                  80.72%
Average Annual Total Return        27.83%                  14.57%


      For purposes of the above calculations, the following assumptions are made: (1) all dividends and distributions by the Fund are reinvested at the net asset value calculated on the reinvestment dates during the period; (2) a complete redemption at the end of the periods is made; and (3) all recurring fees that are charged to all shareholder accounts are included.

      These figures are computed by adding the total number of shares purchased by a hypothetical $1,000 investment in the Fund to all additional shares purchased within a one year period with reinvested dividends and distributions, reducing the number of shares by those redeemed to pay account charges, taking the value of those shares owned at the end of the year and reducing it by any deferred charges, and then dividing that amount by the initial $1,000 investment. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

     The "30-day yield" of the Fund is calculated by dividing the Fund's net investment income per share, as defined by the Securities and Exchange Commission, for the 30-day period by the net asset value per share on the last day of the stated period. Net investment income represents dividends and interest generated by the Fund's portfolio securities reduced by all expenses and any other charges that have been applied to all shareholder accounts. The calculation assumes the 30-day net investment income is compounded monthly for six months and then annualized. The Fund's distribution rate is calculated by using annualized distributions and dividing by the net asset value per share on the last day of the period. Generally, the distribution rate reflects the amounts actually paid to shareholders at a point in time and is based on book income, whereas the yield reflects the earning power, net of expenses, of the Fund's portfolio securities at a point in time. The Fund's yield may be more or less than the amount actually distributed to shareholders ("distribution rate"). Methods used to calculate advertised yields and total returns are standardized for all bond and stock mutual funds by the Securities and Exchange Commission.

The yield is computed as follows:

     Yield     =  2[(((A-B/CD)+1)^6)-1]
	  where:
	  A  = Dividend and interest income
	  B  = Expenses accrued for the period (net of  expense
	       reimbursement)
	  C  = Average daily number of shares outstanding during
	       the period that were entitled to
	       receive dividends
	  D  = Maximum offering price per share on the last day
	       of the period

      In sales materials, reports and other communications to shareholders, the Fund may compare its performance to certain indices, including, but not limited to, the Standard & Poor'sR Index Composites, National Association of Securities Dealers Automated Quotation System, the Russell 2000R Index and United States Department of Labor Consumer Price Index. The Fund also may include evaluations of the Fund published by nationally recognized financial publications and ranking services, such as Forbes, Money, Financial World, Barron's, Lipper Analytical Services Mutual Fund Performance Analysis, Morningstar, Inc., CDA Investment Technologies Inc. and Value Line, Inc.


                       CAPITAL STRUCTURE

      The Fund is authorized to issue five hundred million (500,000,000) shares of Common Stock, $.0001 par value per share. Each full share has one vote and all shares participate equally in dividends and other distributions by the Fund and in the residual assets of the Fund in the event of liquidation. The shares are fully paid and non-assessable when issued. There are no conversion or sinking fund provisions applicable to shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. Shares are redeemable and are transferable. Fractional shares entitle the shareholder to the same rights as whole shares.


                       STOCK CERTIFICATES

      The Fund will not issue certificates evidencing shares purchased unless so requested in writing. Where certificates are not issued, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. Any shareholder may deliver certificates to the Fund's transfer agent, Firstar Trust Company, and direct that his account be credited with the shares. A shareholder may in writing direct Firstar Trust Company at any time to issue a certificate for his shares without charge.


                         ANNUAL MEETING

      Under the laws of the State of Maryland, registered investment companies, such as the Fund, may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its By-Laws and will not hold annual meetings of shareholders for the following purposes unless otherwise required to do so: (i) election of directors; (ii) approval of the investment advisory agreement; (iii) ratification of the selection of independent auditors; and (iv) approval of any distribution agreement.

      In the event the Fund is not required to hold annual meetings of shareholders to elect Directors, the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                      SHAREHOLDER REPORTS

      Shareholders will be provided at least semiannually with a report or a current prospectus showing the Fund's portfolio and other information. After the close of the Fund's fiscal year, which ends March 31, an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants, Arthur Andersen LLP, will be sent to shareholders.


			YEAR 2000 ISSUES

      The "Year 2000" issue presents a significant technological challenge for the securities industry. Due to the limited memory and the high cost of storage space associated with early computer equipment, the century was implied rather than actually stored. As a result, many computer systems are unable to interpret dates beyond 1999. Software and hardware which is not designed to work across centuries may potentially malfunction on January 1, 2000. Because dates are part of every securities transaction, accurate date calculations are critical.


                  CUSTODIAN AND TRANSFER AGENT

      Firstar Trust Company, 615 East Michigan Avenue, Milwaukee, Wisconsin 53202, acts as Custodian of the Fund. As such, Firstar Trust Company holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. Firstar Trust Company does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. Firstar Trust Company also acts as the Fund's Transfer Agent and Dividend Disbursing Agent.


           INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

      Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has been selected as the independent accountants for the Fund. Michael Best & Friedrich LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has passed on the legality of the shares of Common Stock of the Fund being offered.


                     FINANCIAL INFORMATION

      The financial statements and other financial information relating to the Fund contained in the Annual Report of the Fund for the fiscal year ended March 31, 1998 are incorporated herein by reference.









               Nicholas Equity Income Fund, Inc.




                           Form N-1A




                   PART C:  OTHER INFORMATION


                   PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      (a) Financial Statements: Per share income and capital changes information with respect to the Registrant's Common Stock appears in Part A; the Registrant's statement of assets and liabilities, including the schedule of investments, as of March 31, 1998, and the related statement of operations for the year then ended, and the per share income and capital changes for the year then ended are incorporated in Parts A and B by reference to the Annual Report to Shareholders of the Registrant for its fiscal year ended March 31, 1998.

      (b) Exhibits: All exhibits required to be filed with this Form N-lA pursuant to Item 24(b) thereof are listed in the
Exhibit Index appearing elsewhere in this Registration Statement and (i) appear in their entirety herein or (ii) were previously filed.

ITEM  25.   PERSONS  CONTROLLED BY OR UNDER COMMON  CONTROL  WITH
REGISTRANT

           The Registrant is not under common control with any other person. However, as of June 30, 1998, Albert O. Nicholas may be deemed to beneficially own 27.1% of the issued and outstanding shares of Common Stock of the Fund, and therefore may be deemed to "control" the Fund, as such term is defined in the Investment Company Act of 1940. The Registrant, Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas II, Inc. and Nicholas Money Market Fund, Inc., which are all Maryland corporations and are diversified management-type investment companies registered under the Investment Company Act of 1940, as amended, share a common investment adviser, Nicholas Company, Inc.; however, each such fund has an independent Board of Directors responsible for supervising the investment and business management services provided by the Adviser. The Registrant does not control any other person.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

		    Title of Class               Number of Record Holders
		    --------------               ------------------------
		    Common Stock, $.0001
                    par value per share                   843


Item 27.  INDEMNIFICATION

      (a) Article Fourteenth of the Articles of Incorporation of Registrant provides that the Registrant shall indemnify and advance expenses to its current acting and its former officers and directors to the fullest extent that indemnification of officers and directors is permitted by the Maryland General Corporation Law.

      (b) Article VII, Section 7 of the By-laws of Registrant provides for the indemnification of officers and directors of Registrant for claims arising from his or her service to Registrant, excepting claims in which such officer or director has been adjudicated guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In the absence of any adjudication, indemnification will be determined by resolution of two-thirds of the members of the Board of Directors who are not "interested persons" and not involved in such action or claim.
      In addition, Registrant maintains a joint errors and omissions insurance policy with a $2.0 million limit of liability under which the Registrant, the Adviser and the other funds advised by the Adviser, and each of their respective directors and officers, are named insureds.

      (c) Registrant will maintain insurance coverage for the benefit of officers and directors with respect to many types of claims that may be made against them, some of which may be in addition to those described in Article VII, Section 7 of the By-laws of Registrant, subject to the limitations of federal law (see Item 27(e), below). The investment adviser to the
Registrant, Nicholas Company, Inc., has, by resolution of its Board of Directors, agreed to indemnify the Registrant's officers, directors and employees to the extent of any deductible or retention amount required under insurance policies providing coverage to such persons in connection with liabilities incurred by them in such capacities.


      (d) The Annotated Code of Maryland, Corporations and Associations, Section 2-418 generally provides that, under certain circumstances, corporations may indemnify any person who was or is a party to any action by virtue of having been an officer, director, employee or agent of the corporation, including indemnification for judgments, fines, settlement amounts and reasonable expenses actually incurred if the person acted in good faith. This statute also provides a corporation may maintain insurance on behalf of directors, officers, employees or agents for liabilities arising out of such persons' actions in such position. Such state law is subject to the limitations of applicable federal law (see Item 27(e), below).

      (e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 or the Investment Company Act of 1940 may be permitted to officers, directors, controlling persons, employees and agents of Registrant pursuant to the Articles of Incorporation, Article VII, Section 7 of the By-laws of Registrant, Maryland law or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Acts and is, therefore, unenforceable. In the event a claim for indemnification for such liabilities (other than payment by Registrant of expenses incurred or paid by an officer, director, controlling person, employee or agent in connection with the successful defense of any action, suit or proceeding) is asserted by such officer, director, controlling person, employee or agent in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Acts and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           Incorporated by reference to pages 11-14 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933, as amended.

ITEM 29.  PRINCIPAL UNDERWRITERS

          None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

           All accounts, books or other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules of the Securities and Exchange Commission promulgated thereunder, are located at the offices of Registrant, 700 North Water Street, Milwaukee, Wisconsin, and at the offices of Registrant's custodian and transfer agent, Firstar Trust Company, 615 East Michigan Avenue, Milwaukee, Wisconsin.

ITEM 31.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

      The undersigned Registrant hereby undertakes to deliver or cause to be delivered with the prospectus, to each person to whom the prospectus is sent or given, the latest annual report to security holders that is incorporated by reference in the prospectus and furnished pursuant to and meeting the requirements of Rule 14a-3 or Rule 14c-3 under the Securities and Exchange Act of 1934; and, where interim financial information required to be presented by Article 3 of Regulation S-X are not set forth in the prospectus, to deliver, or cause to be delivered to each person to whom the prospectus is sent or given, the latest quarterly report that is specifically incorporated by reference in the prospectus to provide such interim financial information.

                         EXHIBIT INDEX
                                                             Sequential
Exhibit No.      Description                                  Page No.
  (b)(1)         Articles of Incorporation of Registrant        ____

  (b)(2)         By-Laws of Registrant                          ____

  (b)(3)         None.
  (b)(4)         Specimen certificate evidencing common
                 stock, $.0001 par value per share, of
                 Registrant (2)                                 ____

  (b)(5)         Investment  Advisory Agreement between
                 Registrant and Nicholas Company, Inc. (1)      ____

  (b)(6)         None.

  (b)(7)         None.

  (b)(8)         Custodian Agreement between Registrant
                 and Firstar Trust Company (1)                  ____

  (b)(9)         Transfer Agent Agreement between Registrant
                 and Firstar Trust Company (1)                  ____

  (b)(10)        Opinion of Michael Best & Friedrich LLP,
                 counsel to the Registrant, concerning the
                 legality of Registrant's common stock,
                 including   consent to the use thereof         ____

  (b)(11)      Consent of Arthur Andersen LLP, independent
               public accountants                               ____

  (b)(12)      Statements of Assets and Liabilities of
               Registrant, including the Schedule of
               Investments as of March 31, 1998, and the
               related Statement of Change in Net Assets
               and the Financial Highlights for the period
               ended March 31, 1998 (included in the Annual
               Report to Shareholders of Registrant for the
               fiscal year ended March 31, 1998.)               ____

  (b)(13)      Subscription Agreement between the Registrant
               and the Nicholas  Company, Inc. Profit Sharing
               Trust as initial shareholder representing that
               the initial purchase was without any present
               intention of redeeming or reselling
               (as amended)(2)                                 ____

  (b)(14.1)    Registrant's Prototype IRA Plan (1)             ____

  (b)(14.2)    Registrant's Master Retirement Plan
               for Self-Employed Individuals                   ____

  (b)(15)      None.

  (b)(16)      Schedule for computation of performance
               quotation provided in response to Item
               22 of Form N-lA.                                ____

  (b)(17)      Financial Data Schedule                         ____

  (b)(99)      Powers of Attorney (1)                          ____

                         SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Nicholas Equity Income Fund, Inc., a corporation organized and existing under the laws of the State of Maryland, hereby certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 29 day of July, 1998.


				   NICHOLAS  EQUITY  INCOME  FUND, INC.



					By:  /s/ Thomas J. Saeger
					   ------------------------
					      Thomas  J.  Saeger,
						Executive Vice
					   President and Secretary



      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the ____ day of July, 1998.

	  Signature                                Title
	  ---------                                -----

/s/ Albert O. Nicholas*                President,  Chief   Executive
    -------------------                Officer and Director
    Albert O. Nicholas


/s/ Thomas J. Saeger                   Executive   Vice   President,
    -----------------                  Secretary,  Chief   Financial
    Thomas J. Saeger                   Officer,      and       Chief
				       Accounting Officer



/s/Robert H. Bock*                     Director
   ----------------
   Robert H. Bock


/s/Richard Seaman*                     Director
   ----------------
   Richard Seaman


/s/Melvin L. Schultz*                  Director
   ------------------
   Melvin L. Schultz




   * By:              /s/Thomas J. Saeger
		       --------------------
		       Thomas J. Saeger, as
	      Attorney-in-Fact for the above officers
		and directors, under authority of
	       Powers of Attorney previously filed



1.   Consent of Michael Best & Friedrich
     (included in Exhibit (b)(10))


2.   Consent of Arthur Andersen LLP
     (included as Exhibit (b)(11))